UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-7603
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: December 31
                   ------------------------------------------

                  Date of reporting period: September 30, 2004
                     --------------------------------------

Item 1 -- Schedule of Investments.

Mellon Institutional Funds Master Portfolio
Standish Mellon Fixed Income Portfolio
Schedule of Investments - September 30, 2004


Security                                                              Rate     Maturity              Par Value            Value
-----------------------------------------------------------------------------------------------------------------------------------

Bonds and Notes - 111.7%
Asset Backed - 18.3%
Advanta Mortgage Loan Trust 1999-3 A4                                7.750   10/25/2026     USD       632,002          $ 656,560
American Express Credit Account Master Trust 2000-2 B                2.110    9/17/2007             1,250,000          1,250,530
American Express Master Trust 2002-1 A(a)                            1.830   12/15/2005             4,400,000          4,401,459
Americredit Automobile Receivables Trust 2001-D A3                   2.140    9/12/2006                28,913             28,914
BMW Vehicle Owner Trust 2004-A A4                                    3.320    2/25/2009             4,100,000          4,113,278
Capital Auto Receivables Asset Trust 2004-1 A4                       2.640   11/17/2008             2,000,000          1,973,987
Capital One Master Trust 2001-2 C                                    2.860    1/15/2009             2,000,000          2,009,471
Capital One Multi-Asset Execution Trust 2002-B1 B1                   2.550    7/15/2008             5,840,000          5,863,948
Capital One Multi-Asset Execution Trust 2003-B2 B2                   3.500    2/17/2009               725,000            730,254
Capital One Multi-Asset Execution Trust 2004-C1 C1                   3.400   11/16/2009             2,950,000          2,928,761
Chase Credit Card Master Trust                                       1.890    1/15/2008             2,480,000          2,483,020
Chase Credit Card Master Trust                                       2.310    9/15/2009             1,000,000          1,000,469
Chase Credit Card Master Trust 2002-6 B                              2.110    1/15/2008             2,245,000          2,250,342
Chase Credit card Master Trust 2002-8 A                              1.820    3/17/2008             1,900,000          1,901,223
Chase Funding Mortgage Loan Asset-Backed 2001-1 2A1(a)               2.173   12/25/2030             1,624,211          1,625,142
Chse Credit Card Master Trust 2002-2 C                               2.660    7/16/2007             2,985,000          2,993,008
Citibank Credit Card Issuance Trust 2000-C1 C1                       7.450    9/15/2007             3,250,000          3,394,565
Citibank Credit Card Issuance Trust 2001-C3 C3                       6.650    5/15/2008             1,420,000          1,496,544
Citibank Credit Card issuance Trust 2002-A2 A2                       1.741    2/15/2007             4,545,000          4,544,483
Citibank Credit Card Master Trust I 1999-7 B                         6.900   11/15/2006             3,285,000          3,305,244
Countrywide Asset-Backed Certificates 2004-10 2AV1 (a)               2.093    9/15/2014             1,250,000          1,250,000
CS First Boston Mortgage Securities Corp. 2002-HE4                   6.940    8/25/2032               650,000            675,964
Daimler Chrysler Auto Trust 2004-A A4                                2.580     4/8/2009             2,700,000          2,664,643
First USA Credit Card Master Trust 1998-4                            2.389    3/18/2008             1,875,000          1,875,272
Ford Credit Auto Owner Trust 2004-A A4                               3.540   11/15/2008             1,465,000          1,475,123
Harley-Davidson Motorcycle Trust 2001-3 B                            3.720   10/15/2009             1,535,004          1,542,598
Honda Auto Receivables Owner Trust 2004-1 A1                         1.139    4/21/2005             2,117,851          2,116,256
Honda Auto Recivables Owner Trust 2004-1 A3                          2.400    2/21/2008             1,383,000          1,374,627
Household Credit Card Master Note Trust I 2001 Cl A                  1.900    8/15/2008             3,250,000          3,255,026
John Deere Owner Trust 2004-A A1                                     1.140    5/13/2005             2,343,349          2,341,408
MBNA Master Credit Card Trust 2000-A C                               7.900    7/16/2007             2,145,000          2,185,889
MBNA Master Credit Card Trust 2000-C C                               2.560    7/15/2007             4,400,000          4,398,625
MMCA Automobile Trust 2002-1 Cl B                                    5.370    1/15/2010               315,866            315,100
Morgan Stanley Auto Loan Trust                                       1.330    5/15/2006               523,955            523,578
Nissan Auto Receivables Owner Trust 2003-C A5                        3.210    3/16/2009               600,000            600,058
Option One Mortgage Loan Trust 2004-3 A2 (a)                         1.983   11/25/2034             3,100,000          3,100,000
Residential Asset Securties Corp. 2003-KS11 AI1                      2.103    9/25/2021             1,732,218          1,732,596
Vanderbilt Mortgage Finance 1999-A 1A6                               6.750     3/7/2029             1,110,000          1,145,588
WFS Financial Owner Trust                                            3.170    8/22/2011             2,200,000          2,191,056
Whole Loan Auto Trust 2003-1 A2                                      1.400    4/15/2006             1,244,057          1,242,040
                                                                                                                      ----------
Total Asset Backed (Cost $85,405,753)                                                                                 84,956,649
                                                                                                                      ----------
Collateralized Mortgage Obligations - 6.3%
Bear Stearns Commercial Mortgage Securities 2003-T12 A3              4.240    8/13/2039             1,890,000          1,888,028
Calwest Industrial Trust 2002-CALW A                                 6.127    2/15/2017             1,120,000          1,226,205
Capco America Securitization Corp. 1998-D7 A1B                       6.260   10/15/2030             1,165,000          1,269,782
GNMA 2003-48 AC                                                      2.712    2/16/2020             2,755,195          2,693,113
GNMA 2003-72 A                                                       3.206    4/16/2018             2,423,496          2,396,997
GNMA 2003-88 AC                                                      2.914    6/16/2018             1,736,773          1,707,130
GNMA 2003-96 B                                                       3.607    8/16/2018               615,000            613,326
GNMA 2004-12 A                                                       3.110    1/16/2019             1,243,720          1,221,603
GNMA 2004-25 AC                                                      3.377    1/16/2023               885,000            873,294
GNMA 2004-43 A                                                       2.822   12/16/2019             1,404,828          1,374,339
GNMA 2004-51 A                                                       4.145    2/16/2018             2,090,755          2,114,726
GNMA 2004-57 A                                                       3.022    1/16/2019             1,002,188            987,397
GNMA 2004-67 Cl A                                                    3.648    9/16/2017             1,095,280          1,095,195
GNMA 2004-77 A                                                       3.402    3/16/2020               875,000            867,754
Lehman Brothers                                                      2.000   10/15/2017             4,398,380          4,398,231
Mach One Trust 2004-1A                                               3.890    5/28/2040             1,122,987          1,130,736
Prudential Home Mortgage 1993-B 3B 144A(a)                           7.500    4/28/2023               136,993            137,507
Structured Asset Mortgage Investments, Inc. 1998-2 B                 6.750    4/30/2030               194,730            194,274
Washington Mutual 2003-AR10(a)                                       4.086   10/25/2033             1,800,000          1,805,658


Washington Mutual 2004-AR9 A7                                        4.276    8/25/2034             1,250,000          1,255,622
                                                                                                                      ----------
Total Collateralized Mortgage Obligations (Cost $29,251,404)                                                          29,250,917
                                                                                                                      ----------
Corporate - 33.5%
Basic Materials - 2.3%
Cabot Corp.                                                          5.250     9/1/2013               900,000            907,061
Georgia-Pacific Corp.                                                8.000    1/15/2024               980,000          1,114,750
ICI Wilmington, Inc.                                                 4.375    12/1/2008             1,700,000          1,719,560
International Flavors & Fragances, Inc.                              6.450    5/15/2006               950,000            999,778
International Paper Co.                                              6.750     9/1/2011               600,000            668,593
International Paper Co.                                              5.300     4/1/2015               675,000            671,242
International Steel Group                                            6.500    4/15/2014             1,045,000          1,045,000
Lubrizol Corp                                                        6.500    10/1/2034             1,400,000          1,365,725
Lubrizol Corp.                                                       4.625    10/1/2009               930,000            930,174
RPM International                                                    6.250   12/15/2013             1,145,000          1,198,640
                                                                                                                      10,620,523
Communications-3.9%
AT&T Wireless Services, Inc.                                         8.750     3/1/2031               555,000            728,732
Comcast Corp.                                                        5.500    3/15/2011               325,000            338,771
Cox Communications, Inc.                                             7.750    11/1/2010               365,000            406,778
Echostar DBS Corp.                                                  10.375    10/1/2007             1,750,000          1,840,790
Echostar DBS Corp.                                                   5.750    10/1/2008             1,160,000          1,165,800
Liberty Media corp.                                                  5.700    5/15/2013             1,900,000          1,878,399
News America Holdings                                                9.250     2/1/2013               845,000          1,085,577
SBC Communications                                                   5.625    6/15/2016               710,000            725,572
Sprint Capital Corp.                                                 8.375    3/15/2012             2,425,000          2,937,005
TCI Communications, Inc.                                             7.875    2/15/2026               825,000            968,345
Time Warner, Inc.                                                    6.750    4/15/2011             1,925,000          2,135,589
Univision Communications, Inc.                                       7.850    7/15/2011               917,000          1,077,573
Verizon Global Funding Corp.                                         4.375     6/1/2013             2,050,000          1,973,439
Verizon Global Funding Corp.                                         7.750    6/15/2032               575,000            690,337
                                                                                                                      ----------
                                                                                                                      17,952,707
                                                                                                                      ----------
Consumer Cyclical- 2.3%
Caesars Entertainment, Inc.                                          8.500   11/15/2006               520,000            572,650
Caesars Entertainment, Inc.                                          8.875    9/15/2008               900,000          1,026,000
CVS Corp 144A                                                        4.000    9/15/2009               360,000            360,152
DaimlerChrysler NA Holding Corp.                                     8.500    1/18/2031               325,000            397,282
Dr Horton, Inc.                                                      5.000    1/15/2009             1,000,000          1,017,500
Dr Horton, Inc.                                                      8.500    4/15/2012               170,000            192,100
May Dept Stores                                                      6.650    7/15/2024             1,145,000          1,187,471
MGM Mirage, Inc.                                                     6.950     2/1/2005               720,000            729,000
MGM Mirage, Inc.                                                     6.000    10/1/2009               410,000            415,638
Mohegan Tribal Gaming Authority                                      6.375    7/15/2009               965,000          1,001,188
Pulte Homes, Inc.                                                    5.250    1/15/2014               700,000            696,981
Station Casinos                                                      6.000     4/1/2012               850,000            871,250
Yum! Brands, Inc.                                                    7.650    5/15/2008               275,000            310,268
Yum! Brands, Inc.                                                    8.875    4/15/2011             1,483,000          1,843,901
                                                                                                                      ----------
                                                                                                                      10,621,381
                                                                                                                      ----------
Consumer Non-cyclical - 3.3%
Altria Group, Inc.                                                   7.000    11/4/2013               900,000            939,027
Aramark Services, Inc.                                               7.000    7/15/2006             2,290,000          2,432,724
Aramark Services, Inc.                                               7.000     5/1/2007             1,225,000          1,323,905
Boston Scientific                                                    5.450    6/15/2014               450,000            471,367
Delhaize America, Inc.                                               8.125    4/15/2011               465,000            531,041
Deluxe Corp. 144A                                                    3.500    10/1/2007               485,000            483,632
Erac USA Finance Co.                                                 7.950   12/15/2009             1,000,000          1,169,528
Kroger Co.                                                           7.250     6/1/2009               600,000            676,610
Kroger Co.                                                           8.000    9/15/2029               955,000          1,160,565
Laboratory Corp. of America Holdings                                 5.500     2/1/2013               895,000            930,033
RR Donnelley & Sons Co.                                              4.950     4/1/2014             1,710,000          1,694,684
Safeway, Inc.                                                        6.150     3/1/2006             1,470,000          1,532,556
Stater Brothers Holdings 144A                                        8.125    6/15/2012               865,000            906,087
Wyeth                                                                5.500    3/15/2013               555,000            566,244
Wyeth                                                                5.500     2/1/2014               515,000            522,458
                                                                                                                      ----------
                                                                                                                      15,340,461
                                                                                                                      ----------
Energy - 1.6%



Amerada Hess Corp.                                                   7.300    8/15/2031             1,190,000          1,297,193
Halliburton Co.                                                      5.500   10/15/2010               705,000            738,547
Occidental Petroleum Corp.                                           8.450    2/15/2029               370,000            494,631
Southern Natural Gas Co.                                             6.700    10/1/2007             1,910,000          1,991,175
Tosco Corp.                                                          7.250     1/1/2007               615,000            666,887
Tosco Corp.                                                          7.800     1/1/2027               201,000            251,435
Tosco Corp.                                                          8.125    2/15/2030               450,000            587,296
XTO Energy, Inc.                                                     7.500    4/15/2012             1,220,000          1,433,241
                                                                                                                       ---------
                                                                                                                       7,460,405
                                                                                                                       ---------
Financial 13.2%
Ace Ina Holdings, Inc.                                               5.875    6/15/2014               305,000            318,643
Amsouth Bank NA                                                      4.850     4/1/2013             1,100,000          1,106,075
Amvescap PLC                                                         5.375    2/27/2013             1,090,000          1,106,881
Archstone-Smith                                                      5.625    8/15/2014               225,000            232,948
Archstone-Smith Operating Trust                                      5.000    8/15/2007               850,000            879,928
Arden Realty LP REIT                                                 5.200     9/1/2011               780,000            787,614
ASIF Global Financing                                                3.850   11/26/2007               870,000            879,788
Bank of America Corp.                                                7.400    1/15/2011             2,100,000          2,447,435
BB&T Corp.                                                           4.750    10/1/2012             1,000,000          1,003,240
Bear Stearns Cos., Inc.                                              4.500   10/28/2010               905,000            912,437
Boeing Capital Corp.                                                 4.750    8/25/2008               350,000            364,922
Boeing Capital Corp.                                                 7.375    9/27/2010               780,000            906,220
Boston Properties LP                                                 5.625    4/15/2015               675,000            688,527
Chevy Chase Bank FSB                                                 6.875    12/1/2013             1,370,000          1,383,700
Citigroup, Inc.                                                      5.625    8/27/2012             1,305,000          1,394,843
City National Corp.                                                  5.125    2/15/2013               940,000            946,116
Credit Suisse First Boston USA, Inc.                                 6.125   11/15/2011               950,000          1,035,012
Duke Really LP                                                       5.875    8/15/2012             1,150,000          1,217,253
Duke Realty LP                                                       7.750   11/15/2009               915,000          1,063,241
Duke Realty LP                                                       6.950    3/15/2011                25,000             28,094
EOP Operating LP                                                     7.000    7/15/2011             1,100,000          1,235,754
ERP Operating LP                                                     6.625    3/15/2012               450,000            500,149
First Industrial LP                                                  5.250    6/15/2009               640,000            659,178
Ford Motor Credit Co                                                 5.625    10/1/2008             2,060,000          2,130,069
Ford Motor Credit Co.                                                7.200    6/15/2007             2,290,000          2,473,917
General Electric Capital Corp.                                       6.125    2/22/2011               800,000            882,150
General Motors Acceptance Corp.                                      6.150     4/5/2007             1,650,000          1,733,937
General Motors Acceptance Corp.                                      8.000    11/1/2031             1,235,000          1,278,214
Glencore Funding LLC                                                 6.000    4/15/2014             1,320,000          1,280,199
Goldman Sachs Group, Inc.                                            3.875    1/15/2009               650,000            650,655
Goldman Sachs Group, Inc.                                            5.700     9/1/2012               750,000            792,509
Healthcare Realty Trust, Inc.                                        8.125     5/1/2011               540,000            631,078
Household Finance Corp.                                              6.375   10/15/2011               978,000          1,077,956
Jefferies Group, Inc.                                                7.750    3/15/2012             1,920,000          2,215,899
JP Morgan Chase & Co                                                 5.125    9/15/2014             1,600,000          1,608,578
Leucadia National Corp.                                              7.000    8/15/2013             1,160,000          1,154,200
MassMutual Global Funding II                                         3.800    4/15/2009               650,000            649,458
Morgan Stanley                                                       4.750     4/1/2014             1,350,000          1,306,903
National City Bank                                                   6.200   12/15/2011             1,300,000          1,432,241
National City Corp.                                                  6.875    5/15/2019               675,000            778,422
Nationwide Mutual Insurance Co.                                      8.250    12/1/2031             1,000,000          1,239,711
Principal Life Income Funding Trusts                                 2.080   10/14/2005             1,935,000          1,934,518
Provident Cap Trust I                                                8.600    12/1/2026               570,000            638,400
Prudential Financial, Inc.                                           5.100    9/20/2014               925,000            925,796
Regions Financial Corp.                                              6.375    5/15/2012             1,000,000          1,108,072
Simon Property Group LP 144A                                         4.875    8/15/2010               795,000            805,796
SLM Corp.                                                            5.000    10/1/2013             2,600,000          2,613,036
Southtrust Corp.                                                     5.800    6/15/2014               330,000            350,877
Union Planters Corp.                                                 4.375    12/1/2010               525,000            527,075
Union Planters Corp.                                                 7.750     3/1/2011             1,965,000          2,325,902
US Bank National Association                                         6.375     8/1/2011               890,000            994,404
Wachovia Corp.                                                       4.875    2/15/2014               650,000            647,788
Washingtion Mutual, Inc.                                             4.625     4/1/2014             1,500,000          1,433,866
Wells Fargo & Co.                                                    6.375     8/1/2011               850,000            947,678
Wells Fargo & Co.                                                    5.000   11/15/2014               480,000            487,261
Zions Bancorporation                                                 6.000    9/15/2015             1,145,000          1,216,841
                                                                                                                      ----------
                                                                                                                      61,371,404
                                                                                                                      ----------



Industrial 3.4%
Allied Waste North America                                           7.625     1/1/2006             2,190,000          2,285,813
Allied Waste North America                                           8.875     4/1/2008               465,000            504,525
American Standard, Inc.                                              7.375     2/1/2008               500,000            546,250
Ball Corp.                                                           7.750     8/1/2006               200,000            212,500
Ball Corp.                                                           6.875   12/15/2012               740,000            788,100
CSX Corp.                                                            6.250   10/15/2008               865,000            937,733
Fedex Corp.                                                          2.650     4/1/2007             1,090,000          1,072,181
L-3 Communcations Corp.                                              7.625    6/15/2012             1,450,000          1,595,000
Lockheed Martin Corp.                                                8.200    12/1/2009               990,000          1,178,064
Norfolk Southern Corp.                                               6.750    2/15/2011               325,000            365,009
Northrop Grumman Corp.                                               7.125    2/15/2011               545,000            626,457
Raytheon Co.                                                         6.750    8/15/2007               425,000            464,831
Raytheon Co.                                                         5.500   11/15/2012               380,000            398,004
Sealed Air Corp.                                                     5.625    7/15/2013               570,000            586,040
Union Pacific Corp.                                                  3.875    2/15/2009             1,400,000          1,393,080
Waste Management, Inc.                                               6.875    5/15/2009             1,220,000          1,362,486
Waste Management, Inc.                                               7.375     8/1/2010               275,000            317,431
Waste Management, Inc.                                               7.000    7/15/2028               900,000            996,015
Waste Management, Inc.                                               7.375    5/15/2029                35,000             40,202
                                                                                                                      ----------
                                                                                                                      15,669,721
                                                                                                                      ----------
Technology -0.1%
Freescale Semiconductor                                              6.875    7/15/2011               335,000            348,400
                                                                                                                      ----------
Utilities 3.5%
AES Corp. 144A                                                      10.000    7/15/2005               532,703            540,694
Appalachain Power Co.                                                5.950    5/15/2033               450,000            443,819
Arizona Public Service                                               6.500     3/1/2012               400,000            444,069
Consumers Energy Co.                                                 6.250    9/15/2006               625,000            658,902
Consumers Energy Co.                                                 5.375    4/15/2013               995,000          1,024,181
Dominion Resources, Inc.                                             5.250     8/1/2033             1,575,000          1,566,021
First Energy Corp.                                                   7.375   11/15/2031               400,000            449,237
Illinois Power Co.                                                   7.500    6/15/2009             1,190,000          1,356,600
Indianapolis Power & Light                                           6.600     1/1/2034               285,000            296,674
Monongahela Power                                                    6.700    6/15/2014               260,000            281,772
Niagara Mohawk Power Corp.                                           7.750    10/1/2008             1,000,000          1,138,177
Nisource Finance Corp.                                               7.875   11/15/2010               750,000            886,303
Pacific Gas & Electric Co.                                           3.600     3/1/2009               550,000            543,585
Pepco Holdings, Inc.                                                 5.500    8/15/2007               850,000            889,981
Progress Energy Inc.                                                 7.000   10/30/2031               600,000            652,456
Public Service Co. of Colorado                                       4.375    10/1/2008               930,000            949,962
Southern California Edison Co.                                       2.353    1/13/2006             1,550,000          1,556,017
Southern California Edison Co.                                       8.000    2/15/2007             1,100,000          1,217,579
TXU Corp.                                                            6.375     1/1/2008             1,105,000          1,200,384
                                                                                                                    ------------
Total Utilities                                                                                                       16,096,413
                                                                                                                    ------------
Total Corporate (Cost $151,286,980)                                                                                  155,481,415
                                                                                                                    ------------
Municipal Obligations - 0.9%
Badger Tob Asset Securitization Corp. Wis                            6.125     6/1/2027               975,000            930,638
Golden State Tobacco Securitization Corp.                            5.000     6/1/2021             1,820,000          1,821,893
Sacramento County California Pension Funding                         0.000    7/10/2030             1,675,000          1,583,779
                                                                                                                    ------------
Total Municipal Obligations( Cost$ 4,166,440)                                                                          4,336,310
                                                                                                                    ------------
Sovereign Bonds -  2.6%
Banco Nacional de Desenvolvimento Economic                           9.622    6/16/2008             1,325,000          1,358,125
El Salvador Government International Bond                            9.500    8/15/2006             1,200,000          1,314,000
Republic of El Salvador                                              8.500    7/25/2011               870,000            977,619
Republic of South Africa                                             6.500     6/2/2014             1,250,000          1,335,000
Russian Federation                                                  10.000    6/26/2007             1,315,000          1,485,950
Russian Federation                                                   8.250    3/31/2010               955,000          1,038,562
Ukraine Government                                                   5.330     8/5/2009               545,000            554,308
Ukraine Government Senior Notes                                     11.000    3/15/2007               389,678            424,749
United Mexican States                                                6.375    1/16/2013               750,000            791,250
United Mexican States                                                6.625     3/3/2015             1,360,000          1,441,600
United Mexican States                                                6.750    9/27/2034             1,285,000          1,228,460
                                                                                                                    ------------
Total Sovereign Bonds (Cost $11,816,139)                                                                              11,949,623
                                                                                                                    ------------
Yankee Bonds - 7.6%



Alcan, Inc.                                                          6.125   12/15/2033             1,800,000          1,868,710
Amvescap PLC                                                         6.600    5/15/2005             1,440,000          1,472,941
Bombardier Inc 144A                                                  7.450     5/1/2034             1,415,000          1,190,439
Bombardier, Inc. 144A                                                6.300     5/1/2014               690,000            595,910
British Sky Broadcasting PLC                                         6.875    2/23/2009               115,000            127,095
British Sky Broadcasting PLC                                         8.200    7/15/2009             3,555,000          4,142,688
Celulosa Arauco Constitution                                         5.125     7/9/2013               935,000            932,055
Deutsche Telekom International Finance BV                            8.500    6/15/2010               700,000            839,012
Deutsche Telekom International Finance BV                            8.750    6/15/2030               965,000          1,247,338
Domtar, Inc.                                                         5.375    12/1/2013               560,000            555,013
Donohue Forest Products                                              7.625    5/15/2007             1,560,000          1,630,200
Eircom Funding                                                       8.250    8/15/2013               215,000            235,425
Export-Import Bank Korea                                             4.500    8/12/2009               895,000            905,850
French Telecom                                                       8.500     3/1/2011               440,000            526,715
Granite Mortgages PLC 2003-3 1A1                                     1.710    1/20/2019             1,387,844          1,387,844
HBOS PLC                                                             5.375    11/1/2013             1,200,000          1,218,546
Nordea Bank Sweden AB                                                5.250   11/30/2012             1,660,000          1,721,251
Northern Rock PLC                                                    5.600    4/30/2014               640,000            655,736
Pearson Dollar Finance PLC                                           4.700     6/1/2009               875,000            896,890
Permanent Financing PLC 3 1A NCL (a)                                 1.818   12/10/2004             3,400,000          3,399,867
Royal Caribbean Cruises Ltd.                                         8.750     2/2/2011             2,235,000          2,609,362
Sappi Papier Holding AG                                              6.750    6/15/2012             1,076,000          1,180,621
St. George Bank Ltd. 144A                                            5.300   10/15/2015               890,000            902,607
Teck Cominco Ltd.                                                    7.000    9/15/2012             1,465,000          1,612,855
Telecom Italia Capital SA                                            5.250   11/15/2013               840,000            853,835
Tyco International Group SA                                          6.750    2/15/2011             1,920,000          2,160,173
UPM-Kymmene Corp. Senior Notes                                       5.625    12/1/2014               580,000            600,650
                                                                                                                    ------------
Total Yankee Bonds (Cost $34,026,553)                                                                                 35,469,628
                                                                                                                    ------------
Non-Agency -  2.3%
Pass Thru Securities - 2.3%
DLJ Commercial Mortgage Corp. 1998-CF2 B1                            7.053   11/12/2031             2,350,000          2,594,229
First Chicago/Lennar Trust 1997-CHL1 D(a)                            7.846    4/29/2039             3,995,968          4,156,431
GMAC Commerical Mortgage Securities, Inc. 1996-C1 F non-ERISA        7.860   11/15/2006             2,375,000          2,564,518
JP Morgan Commercial Mortgage Finance Corp. 1997-C5 A3               7.088    9/15/2029             1,385,000          1,494,653
                                                                                                                    ------------
Total Non-Agency (Cost $10,208,159)                                                                                   10,809,831
                                                                                                                    ------------
U.S. Government Agency - 26.6%
Pass Thru Securities - 26.6%
FHLMC                                                                7.000    11/1/2031               235,124            249,551
FHLMC                                                                7.000    11/1/2031               212,996            226,065
FHLMC                                                                6.000    10/1/2033             2,911,617          3,011,569
FHLMC                                                                5.500     1/1/2034             1,070,112          1,086,106
FHLMC                                                                5.500     3/1/2034               424,625            430,972
FNMA                                                                 3.640     6/1/2010             2,665,000          2,566,975
FNMA                                                                 3.530     7/1/2010             1,205,518          1,172,593
FNMA                                                                 5.139   12/25/2011             1,079,768          1,132,473
FNMA                                                                 8.500     6/1/2012                54,471             58,004
FNMA                                                                 5.000     7/1/2018             1,136,674          1,157,246
FNMA                                                                 5.000     1/1/2019               554,893            564,472
FNMA                                                                 7.500    11/1/2029                 1,493              1,601
FNMA                                                                 5.500     5/1/2033             1,284,871          1,304,700
FNMA                                                                 5.500     1/1/2034               922,458            936,694
FNMA                                                                 5.500     1/1/2034             2,416,073          2,453,360
FNMA (TBA)                                                           6.500    11/1/2019             4,100,000          4,289,625
FNMA (TBA) #                                                         5.000    10/1/2019             7,775,000          7,896,484
FNMA (TBA) #                                                         5.000    10/1/2019            17,250,000         17,821,406
FNMA (TBA) #                                                         5.500    10/1/2019            28,245,000         28,615,716
FNMA (TBA) #                                                         6.000    10/1/2019            12,650,000         13,080,884
FNMA (TBA) #                                                         6.500    10/1/2019            11,975,000         12,558,781
FNMA (TBA) #                                                         6.000    11/1/2019            21,575,000         22,228,981
GNMA                                                                 9.000    2/15/2021                21,098             23,818
GNMA                                                                 6.500    8/15/2032               378,808            400,075
                                                                                                                    ------------
Total U.S. Government Agency (Cost $123,139,936)                                                                     123,268,151
                                                                                                                    ------------
U.S. Treasury Obligations - 5.6%
Treasury Notes - 5.6%
U.S. Treasury Note                                                   6.250    5/15/2030            15,285,000         18,141,384
U.S. Treasury Note                                                   4.000   11/15/2012             3,630,000          3,647,584



U.S. Treasury Note                                                   1.625    3/31/2005             1,705,000          1,702,003
U.S. Treasury Note                                                   4.250    8/15/2013               840,000            852,567
U.S. Treasury Note                                                   3.125    4/15/2009             1,725,000          1,713,342
                                                                                                                    ------------
Total U.S. Treasury Obligations (Cost $25,415,670)                                                                    26,056,880
                                                                                                                    ------------
Foreign Denominated - 7.9%
Euro - 7.9%
Deutsche Republic                                                    5.250     1/4/2011     EUR     4,980,000          6,771,177
Deutsche Republic                                                    4.125     7/4/2008            14,915,000         19,214,222
Deutsche Republic                                                    4.500     1/4/2013             4,755,000          6,178,021
Deutsche Republic                                                    4.750     7/4/2034             3,570,000          4,517,703
                                                                                                                    ------------
Total Foreign Denominated (Cost $ 31,863,094)                                                                         36,681,123
                                                                                                                    ------------
Total Bonds And Notes (Cost $ 506,580,129)                                                                           518,260,527
                                                                                                                    ------------
Convertible Preferred Stocks - 0.6%                                                                   Shares
                                                                                                      ------
Equity Office Properties Trust 144A CVT Pfd REIT                                                       50,600          2,555,300
                                                                                                                    ------------
Total Convertible Preferred Stocks (Cost $ 2,513,200)
Total Preferred Stocks (Cost $2,513,200)

Purchased Options - 0.1%                                                                           Contract Size
                                                                                                   -------------
U.S. Treasury Note 4.25% Put, Strike Price 99.531, 12/01/2004                                          90,100             76,374
U.S. Treasury Note 3.00% Call, Strike Price 101.10, 02/18/2005                                        232,150             54,410
U.S. Treasury Note 3.125% Call, Strike Price 97.828, 11/01/2004                                       116,250            116,655
U.S. Treasury Note 4.25% Call, Strike Price 101.156, 11/30/2004                                        90,450             87,194
                                                                                                                    ------------
Total Purchased Options ( Cost $504,872)                                                                                 334,633
                                                                                                                    ------------
Short-Term Investments -9.4%
U.S.Government Agency -6.5%
Freddie Mac Discount Note++                                          1.670   11/15/2004     USD     5,010,000          4,999,479
FNMA Discount Note++                                                 1.680   10/14/2004            15,285,000         15,275,727
FNMA Discount Note++                                                 1.690   10/19/2004            10,000,000          9,991,550
                                                                                                                    ------------
                                                                                                                      30,266,756
                                                                                                                    ------------
U.S. Treasury Bills - 2.7%
U.S. Treasury Bill                                                   1.610   11/12/2004            12,000,000         11,977,565
U.S. Treasury Bill                                                   1.000   12/16/2004               450,000            448,498
                                                                                                                    ------------
                                                                                                                      12,426,063
                                                                                                                    ------------
Investment Companies - 0.2%
Dreyfus Institutional Preferred Plus +                               1.690    10/1/2004               821,148            821,148
                                                                                                                     ------------
Total Short Term Investments - (Cost $43,513,967)                                                                     43,513,967
                                                                                                                    ------------
Total Investments -  121.7.% (Cost $553,111,968)                                                                   $ 564,664,427

Other Assets, Less Liabilities - (21.7%)                                                                            (100,814,449)
                                                                                                                    ------------
NET ASSETS - 100.0%                                                                                                $ 463,849,978
                                                                                                                    ------------

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
FHLMC-Federal Home Loan Mortgage Company
FNMA-Federal National Mortgage Association
GNMA-Government National Mortgage Association
NCL-Non-call
REIT-Real Estate Investment Trust
TBA-To Be Announced
(a) Variable Rate Security; rate indicated as of 9/30/04.
(b) Zero coupon security.
+Affiliated fund that is available only to investment companies and other accounts managed by Standish Mellon. The effective yield is 1.00. A complete listing of the fund's holdings as of its most recent fiscal year end is available.
++ Rate noted is yield to maturity
# Delayed Delivery contract.
+ Denotes all of part of security pledged as collateral.

Futures Contracts:


                                                                            Expiration      Underlying Face
Contract                                                      Position         Date         Amount at Value     Unrealized Loss
-------------------------------------------------------------------------------------------------------------------------------
U.S. 5 Year Note (345 Contracts)                               Short         12/17/2004       $ 38,208,750        $ (264,141)
U.S. 10 Year Note (92 Contracts)                               Short         12/20/2004         10,361,500          (152,375)
                                                                                              ---------------------------------
Total                                                                                         $ 48,570,250        $ (416,516)
                                                                                              =================================

Written Options:


Security                                                        Contracts          Value
-----------------------------------------------------------------------------------------------
U.S. Treasury Note 3.125% Call, Strike Price 100.828, 11/01/2004                 1    $  12,261
U.S. Treasury Note 4.25% Call, Strike Price 103.156, 11/30/2004                  1       66,734
U.S. Treasury Note 3.125% Put, Strike Price 94.828, 11/01/2004                   1       79,922
U.S. Treasury Note 4.25% Putl, Strike Price 97.406, 12/01/2004                   1       47,866
                                                                                      ---------
Total (premiums received $368,813)                                                    $ 206,783
                                                                                      =========

Forward Foreign Currency Exchange Contracts:


                                                      Local Principal     Contact               Aggregate Face
Contracts to Receive                                      Amount         Value Date     Value        Amount       Unrealized Gain
---------------------------------------------------------------------------------------------------------------------------------
Euro                                                      620,000        12/15/2004   $ 770,641     $ 754,577         $ 16,064
                                                                                      ===========================================


                                                     Local Principal    Contact                   Aggregate Face
Contracts to Receive                                      Amount      Value Date   Market Value        Amount      Unrealized Gain
-----------------------------------------------------------------------------------------------------------------------------------
Euro                                                    29,260,000   12/15/2004    $ 36,369,283     $ 35,823,039      $ (546,244)
                                                                                   ==============================================

Swap Contracts:


                                                                                                             Net Unrealized
                                                                                                              Appreciation/
Notional Amount                               Expiration Date   Description                                  (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------

11,585,000  USD           10/31/2004 Agreement with Goldman Sachs, dated 4/28/04 to pay the noti$n27,          $  27,341
                                     341unt multiplied by the 1 month LIBOR adjusted by a specified spread and receive the notional amount multiplied by the total return of The Lehman Brothers, Inc. CMBS Investment Grade
                                     ERISA-eligible Index.

2,330,000 USD              6/20/2009 Agreement with Merrill Lynch, dated 5/19/04 to pay 0.44% per                  5,545
                                     y5,545imes the notional amount. The Portfolio receives payment only upon a default event by Commercial Metals Co., the notional amount times the difference between the par value and the then-market of
                                     Commercial Metals Co., 5.625% due 11/15/13.

1,035,000 USD              6/20/2009 Agreement with Merrill Lynch, dated 6/18/04 to pay 0.77% per                 (3,299)
                                     (3,299)mes the notional amount. The Portfolio receives payment only upon a default event by Clear Channel Communications, Inc., the notional amount times the difference between the par value and the then-market of Clear Channel Communications, Inc., 7.65% due
                                     9/15/10.

2,330,000 USD              6/20/2009 Agreement with Merrill Lynch, dated 5/19/04 to pay 0.77% per                 (25,024)
                                     (25,024)mes the notional amount. The Portfolio receives payment only upon a default event by Inco, Ltd., the notional amount times the difference between the par value and the then-market of Inco
                                     Ltd., 5.625% due 5/15/12.

8,860,000  USD            10/31/2004 Agreement with Goldman Sachs, dated 7/29/04 to pay the notion18,              18,695
                                     695unt multiplied by the 1 month LIBOR adjusted by a specified spread and receive the notional amount multiplied by the total return of The Lehman Brothers, Inc. CMBS Investment Grade
                                     ERISA-eligible Index.

1,415,000 USD              6/20/2009 Agreement with Merrill Lynch, dated 4/23/04 to pay 0.76%                     (10,106)
                                     per(10,106)mes the notional amount. The Portfolio receives payment only upon a default event by MeadWestvaco Corp.,  the notional amount times the difference between the par value and the
                                     then-market of MeadWestvaco Corp., 6.85% due 4/01/2012.

1,415,000 USD              6/20/2009 Agreement with Merrill Lynch, dated 4/23/04 to pay 1.56% per                  13,138
                                     13,138imes the notional amount. The Portfolio receives payment only upon a default event by Georgia-Pacific Corp., the notional amount times the difference between the par value and the then-market of
                                     Georgia-Pacific Corp., 8.125% due 5/15/2011.
                                                                                                                  -----------
Total Net Unrealized Appreciation on Swaps:                                                                       $ 26,290.00
                                                                                                                  ===========



                                           industry sector   country  Country Full Name    Crncy    Floater   Zero Cpn    144A FLAG
00130HAX3       00130HAX3 corp cusip       Utilities         US       UNITED STATES        USD      N         N           Y
00184AAB1       00184AAB1 corp cusip       Communications    US       UNITED STATES        USD      N         N           N
00209AAF3       00209AAF3 corp cusip       Communications    US       UNITED STATES        USD      N         N           N
00440EAG2       00440EAG2 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
00755WGY6       00755WGY6 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      N         #N/A N Ap   N
013716AU9       013716AU9 corp cusip       Basic Materials   CA       CANADA               USD      N         N           N
01958XAL1       01958XAL1 corp cusip       Industrial        US       UNITED STATES        USD      N         N           N
01958XAS6       01958XAS6 corp cusip       Industrial        US       UNITED STATES        USD      N         N           N
01F0504A1       01F0504A1 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
01F0524A7       01F0524A7 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
01F0526A5       01F0526A5 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
01F0606A8       01F0606A8 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
01F0606B6       01F0606B6 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
01F0626A4       01F0626A4 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
01F0626B2       01F0626B2 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
02209SAA1       02209SAA1 corp cusip       Consumer, Non-cyclUSal     UNITED STATES        USD      N         N           N
023551AJ3       023551AJ3 corp cusip       Energy            US       UNITED STATES        USD      N         N           N
02582JAX8       02582JAX8 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      Y         #N/A N Ap   N
025928AL6       025928AL6 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      Y         #N/A N Ap   N
029717AC9       029717AC9 corp cusip       Industrial        US       UNITED STATES        USD      N         N           N
03061NEM7       03061NEM7 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      Y         #N/A N Ap   N
032166AQ3       032166AQ3 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
03235EAF7       03235EAF7 corp cusip       Financial         EN       BRITAIN              USD      N         N           N
03235EAK6       03235EAK6 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
037735BZ9       037735BZ9 corp cusip       Utilities         US       UNITED STATES        USD      N         N           N
038522AC2       038522AC2 corp cusip       Consumer, Non-cyclUSal     UNITED STATES        USD      N         N           N
038522AF5       038522AF5 corp cusip       Consumer, Non-cyclUSal     UNITED STATES        USD      N         N           N
039583AA7       039583AA7 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
03958QAC2       03958QAC2 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
03979GAK1       03979GAK1 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
040555CD4       040555CD4 corp cusip       Utilities         US       UNITED STATES        USD      N         N           N
045180AA4       045180AA4 corp cusip       Financial         US       UNITED STATES        USD      N         N           Y
054937AD9       054937AD9 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
055959BE9       055959BE9 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      N         #N/A N Ap   N
056559AK3       056559AK3 corp cusip       Government        US       UNITED STATES        USD      N         N           N
058498AB2       058498AB2 corp cusip       Industrial        US       UNITED STATES        USD      N         N           N
058498AF3       058498AF3 corp cusip       Industrial        US       UNITED STATES        USD      N         N           N
060505AG9       060505AG9 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
07383FXM5       07383FXM5 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
073902CE6       073902CE6 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
073914C27       073914C27 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
097014AC8       097014AC8 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
097014AJ3       097014AJ3 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
097751AL5       097751AL5 corp cusip       Industrial        CA       CANADA               USD      N         N           Y
10112RAF1       10112RAF1 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
101137AB3       101137AB3 corp cusip       Consumer, Non-cyclUSal     UNITED STATES        USD      N         N           N
111013AB4       111013AB4 corp cusip       Communications    EN       BRITAIN              USD      N         N           N
111013AD0       111013AD0 corp cusip       Communications    EN       BRITAIN              USD      N         N           N
12476VAT8       12476VAT8 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
126408BR3       126408BR3 corp cusip       Industrial        US       UNITED STATES        USD      N         N           N
126650AS9       126650AS9 corp cusip       Consumer, CyclicalUS       UNITED STATES        USD      N         N           Y
126673JP8       126673JP8 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      Y         #N/A N Ap   N
12707PAA3       12707PAA3 corp cusip       Basic Materials   US       UNITED STATES        USD      N         N           Y
131700AC0       131700AC0 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   Y
139732EP2       139732EP2 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      N         #N/A N Ap   N
14040PAJ6       14040PAJ6 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      Y         #N/A N Ap   Y
14041NAA9       14041NAA9 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      Y         #N/A N Ap   N
14041NAL5       14041NAL5 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      N         #N/A N Ap   N
14041NBE0       14041NBE0 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      N         #N/A N Ap   N
16151RAK9       16151RAK9 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      Y         #N/A N Ap   N
16151RBM4       16151RBM4 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      Y         #N/A N Ap   N
16151RBY8       16151RBY8 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      Y         #N/A N Ap   N
16151RCD3       16151RCD3 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      Y         #N/A N Ap   N
16151RDF7       16151RDF7 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      Y         #N/A N Ap   N
161546BY1       161546BY1 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      Y         #N/A N Ap   N
166779AA6       166779AA6 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
172967BP5       172967BP5 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
17303CBX8       17303CBX8 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      N         #N/A N Ap   N
17305EAC9       17305EAC9 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      N         #N/A N Ap   N
17305EAM7       17305EAM7 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      N         #N/A N Ap   N
17305EAX3       17305EAX3 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      Y         #N/A N Ap   N
178566AB1       178566AB1 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
20030NAD3       20030NAD3 corp cusip       Communications    US       UNITED STATES        USD      N         N           N
210518BL9       210518BL9 corp cusip       Utilities         US       UNITED STATES        USD      N         N           N
210518BV7       210518BV7 corp cusip       Utilities         US       UNITED STATES        USD      N         N           N
2182490       S 2182490       S corp cusip Basic Materials   CL       CHILE                USD      N         N           N
224044AY3       224044AY3 corp cusip       Communications    US       UNITED STATES        USD      N         N           N
2240923       S 2240923       S corp cusip Government        MX       MEXICO               USD      N         N           N
22540VXE7       22540VXE7 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      N         #N/A N Ap   N
22541LAB9       22541LAB9 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
23322BDC9       23322BDC9 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
23331AAL3       23331AAL3 corp cusip       Consumer, CyclicalUS       UNITED STATES        USD      N         N           N
23331AAR0       23331AAR0 corp cusip       Consumer, CyclicalUS       UNITED STATES        USD      N         N           N
233835AQ0       233835AQ0 corp cusip       Consumer, CyclicalUS       UNITED STATES        USD      N         N           N
23383VCH1       23383VCH1 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      N         #N/A N Ap   N
2430401       S 2430401       S corp cusip Government        MX       MEXICO               USD      N         N           N
244243BE0       244243BE0 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      N         #N/A N Ap   N
246688AE5       246688AE5 corp cusip       Consumer, Non-cyclUSal     UNITED STATES        USD      N         N           N
248019AE1       248019AE1 corp cusip       Consumer, Non-cyclUSal     UNITED STATES        USD      N         N           Y
25156PAB9       25156PAB9 corp cusip       Communications    NE       NETHERLANDS          USD      N         N           N
25156PAC7       25156PAC7 corp cusip       Communications    NE       NETHERLANDS          USD      N         N           N
257469AJ5       257469AJ5 corp cusip       Utilities         US       UNITED STATES        USD      N         N           N
257561AV2       257561AV2 corp cusip       Basic Materials   CA       CANADA               USD      N         N           N
257867AM3       257867AM3 corp cusip       Consumer, Non-cyclUSal     UNITED STATES        USD      N         N           N
258040AA2       258040AA2 corp cusip       Basic Materials   CA       CANADA               USD      N         N           N
264411AB5       264411AB5 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
26441YAC1       26441YAC1 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
26441YAD9       26441YAD9 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
268766BU5       268766BU5 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
26882PAK8       26882PAK8 corp cusip       Consumer, Non-cyclUSal     UNITED STATES        USD      N         N           Y
26884AAN3       26884AAN3 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
27876GAL2       27876GAL2 corp cusip       Communications    US       UNITED STATES        USD      N         N           N
27876GAN8       27876GAN8 corp cusip       Communications    US       UNITED STATES        USD      N         N           N
28257PAC9       28257PAC9 corp cusip       Financial         IR       IRELAND              USD      N         N           N
294741509       294741509 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
302154AK5       302154AK5 corp cusip       Government        SK       SOUTH KOREA          USD      N         N           N
31287LBK7       31287LBK7 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
31296PVC3       31296PVC3 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
31296SJG2       31296SJG2 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
31296UPB1       31296UPB1 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
31298YP47       31298YP47 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
31374TEV7       31374TEV7 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
31377TBY1       31377TBY1 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
31377TCV6       31377TCV6 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
31383VZ30       31383VZ30 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
31392BQ82       31392BQ82 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
31401D2L4       31401D2L4 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
31401YFF7       31401YFF7 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
31403DZS1       31403DZS1 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
31404FB69       31404FB69 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
31404FKM4       31404FKM4 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
31428XAL0       31428XAL0 corp cusip       Industrial        US       UNITED STATES        USD      N         N           N
31947HAE3       31947HAE3 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   Y
32055RAL1       32055RAL1 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
33743PAF4       33743PAF4 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      Y         #N/A N Ap   Y
337932AC1       337932AC1 corp cusip       Utilities         US       UNITED STATES        USD      N         N           N
34527RKF9       34527RKF9 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      N         #N/A N Ap   N
345397RR6       345397RR6 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
345397UA9       345397UA9 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
35177PAK3       35177PAK3 corp cusip       Communications    FR       FRANCE               USD      N         N           N
35687MAB3       35687MAB3 corp cusip       Technology        US       UNITED STATES        USD      N         N           Y
361849AK8       361849AK8 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   Y
36201DNC2       36201DNC2 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
36223DDZ6       36223DDZ6 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
36962GWB6       36962GWB6 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
370425RG7       370425RG7 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
370425RZ5       370425RZ5 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
373298CF3       373298CF3 corp cusip       Basic Materials   US       UNITED STATES        USD      N         N           N
378272AA6       378272AA6 corp cusip       Financial         US       UNITED STATES        USD      N         N           Y
38122NAN2       38122NAN2 corp cusip       Government        US       UNITED STATES        USD      N         N           N
38141GCG7       38141GCG7 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
38143UAA9       38143UAA9 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
38373MJA9       38373MJA9 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
38373MJL5       38373MJL5 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
38373MLF5       38373MLF5 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
38373MLP3       38373MLP3 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
38373QTN1       38373QTN1 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
38374BQM8       38374BQM8 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
38374F2Q6       38374F2Q6 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
38374FDQ4       38374FDQ4 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
38374G5F5       38374G5F5 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
38374HUC2       38374HUC2 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
38374JFB7       38374JFB7 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
38741UAA5       38741UAA5 corp cusip       Mortgage SecuritieGB       BRITAIN              USD      Y         #N/A N Ap   N
4041A2AG9       4041A2AG9 corp cusip       Financial         EN       BRITAIN              USD      N         N           Y
406216AR2       406216AR2 corp cusip       Energy            US       UNITED STATES        USD      N         N           N
41283AAM1       41283AAM1 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      N         #N/A N Ap   N
421946AE4       421946AE4 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
4230717       S 4230717       S corp cusip Government        RU       RUSSIA               USD      N         N           N
43812FAA2       43812FAA2 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      N         #N/A N Ap   N
43812FAC8       43812FAC8 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      N         #N/A N Ap   N
44180LAC7       44180LAC7 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      Y         #N/A N Ap   N
441812JW5       441812JW5 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
449909AK6       449909AK6 corp cusip       Basic Materials   US       UNITED STATES        USD      N         N           N
452092CG2       452092CG2 corp cusip       Utilities         US       UNITED STATES        USD      N         N           N
455434BG4       455434BG4 corp cusip       Utilities         US       UNITED STATES        USD      N         N           Y
459506AB7       459506AB7 corp cusip       Basic Materials   US       UNITED STATES        USD      N         N           N
460146BN2       460146BN2 corp cusip       Basic Materials   US       UNITED STATES        USD      N         N           N
460146BU6       460146BU6 corp cusip       Basic Materials   US       UNITED STATES        USD      N         N           N
460377AA2       460377AA2 corp cusip       Basic Materials   US       UNITED STATES        USD      N         N           Y
4640424       S 4640424       S corp cusip Government        GE       GERMANY              EUR      N         N           N
46625HBV1       46625HBV1 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
472319AA0       472319AA0 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
501044BR1       501044BR1 corp cusip       Consumer, Non-cyclUSal     UNITED STATES        USD      N         N           N
501044BV2       501044BV2 corp cusip       Consumer, Non-cyclUSal     UNITED STATES        USD      N         N           N
502413AJ6       502413AJ6 corp cusip       Industrial        US       UNITED STATES        USD      N         N           N
50540RAD4       50540RAD4 corp cusip       Consumer, Non-cyclUSal     UNITED STATES        USD      N         N           N
52519NJB1       52519NJB1 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      Y         #N/A N Ap   Y
5269947       S 5269947       S corp cusip Government        RU       RUSSIA               USD      N         N           N
527288AS3       527288AS3 corp cusip       Diversified       US       UNITED STATES        USD      N         N           N
530718AC9       530718AC9 corp cusip       Communications    US       UNITED STATES        USD      N         N           N
539830AL3       539830AL3 corp cusip       Industrial        US       UNITED STATES        USD      N         N           N
5481592       S 5481592       S corp cusip Government        BZ       BRAZIL               USD      Y         N           N
549271AD6       549271AD6 corp cusip       Basic Materials   US       UNITED STATES        USD      N         N           N
549271AF1       549271AF1 corp cusip       Basic Materials   US       UNITED STATES        USD      N         N           N
55262SAS4       55262SAS4 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      N         #N/A N Ap   Y
55262SAU9       55262SAU9 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      Y         #N/A N Ap   Y
552953AA9       552953AA9 corp cusip       Consumer, CyclicalUS       UNITED STATES        USD      N         N           N
552953AN1       552953AN1 corp cusip       Consumer, CyclicalUS       UNITED STATES        USD      N         N           Y
553083CH7       553083CH7 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      N         #N/A N Ap   N
55445RAA5       55445RAA5 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   Y
5563649       S 5563649       S corp cusip Government        GE       GERMANY              EUR      N         N           N
57629WAR1       57629WAR1 corp cusip       Financial         US       UNITED STATES        USD      N         N           Y
577778BZ5       577778BZ5 corp cusip       Consumer, CyclicalUS       UNITED STATES        USD      N         N           Y
5922400       S 5922400       S corp cusip Government        EL       EL SALVADOR          USD      N         N           N
5952946       S 5952946       S corp cusip Government        UK       UKRAINE              USD      N         N           N
608328AM2       608328AM2 corp cusip       Consumer, CyclicalUS       UNITED STATES        USD      N         N           N
610202BH5       610202BH5 corp cusip       Utilities         US       UNITED STATES        USD      N         N           Y
617059DE7       617059DE7 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
61747RAF7       61747RAF7 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      N         #N/A N Ap   N
61748AAE6       61748AAE6 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
63534PAC1       63534PAC1 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
635405AM5       635405AM5 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
638671AC1       638671AC1 corp cusip       Financial         US       UNITED STATES        USD      N         N           Y
652478AH1       652478AH1 corp cusip       Communications    US       UNITED STATES        USD      N         N           N
653522DJ8       653522DJ8 corp cusip       Utilities         US       UNITED STATES        USD      N         N           N
65473HAE3       65473HAE3 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      N         #N/A N Ap   N
65473QAJ2       65473QAJ2 corp cusip       Utilities         US       UNITED STATES        USD      N         N           N
65557AAA5       65557AAA5 corp cusip       Financial         SW       SWEDEN               USD      N         N           Y
655844AP3       655844AP3 corp cusip       Industrial        US       UNITED STATES        USD      N         N           N
66567EAW5       66567EAW5 corp cusip       Financial         EN       BRITAIN              USD      N         N           Y
666807AT9       666807AT9 corp cusip       Industrial        US       UNITED STATES        USD      N         N           N
674599BT1       674599BT1 corp cusip       Energy            US       UNITED STATES        USD      N         N           N
68389FFQ2       68389FFQ2 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      Y         #N/A N Ap   N
694308GB7       694308GB7 corp cusip       Utilities         US       UNITED STATES        USD      N         N           N
700690AE0       700690AE0 corp cusip       Consumer, CyclicalUS       UNITED STATES        USD      N         N           N
700690AJ9       700690AJ9 corp cusip       Consumer, CyclicalUS       UNITED STATES        USD      N         N           N
705006AA2       705006AA2 corp cusip       Financial         EN       BRITAIN              USD      N         N           Y
713291AF9       713291AF9 corp cusip       Utilities         US       UNITED STATES        USD      N         N           N
71419MAA5       71419MAA5 corp cusip       Mortgage SecuritieGB       BRITAIN              USD      Y         #N/A N Ap   N
7198340       S 7198340       S corp cusip Government        EL       EL SALVADOR          USD      N         N           Y
74254PAJ1       74254PAJ1 corp cusip       Financial         US       UNITED STATES        USD      Y         N           N
743263AG0       743263AG0 corp cusip       Utilities         US       UNITED STATES        USD      N         N           N
743861AE6       743861AE6 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
74432QAE5       74432QAE5 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
74434THD2       74434THD2 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
744448BW0       744448BW0 corp cusip       Utilities         US       UNITED STATES        USD      N         N           N
745867AQ4       745867AQ4 corp cusip       Consumer, CyclicalUS       UNITED STATES        USD      N         N           N
749685AM5       749685AM5 corp cusip       Basic Materials   US       UNITED STATES        USD      N         N           N
7532432       S 7532432       S corp cusip Government        GE       GERMANY              EUR      N         N           N
7540509       S 7540509       S corp cusip Government        GE       GERMANY              EUR      N         N           N
755111AE1       755111AE1 corp cusip       Industrial        US       UNITED STATES        USD      N         N           N
755111BL4       755111BL4 corp cusip       Industrial        US       UNITED STATES        USD      N         N           N
758940AG5       758940AG5 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
76110WVK9       76110WVK9 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      Y         #N/A N Ap   N
7707274       S 7707274       S corp cusip Communications    LX       LUXEMBOURG           USD      N         N           Y
780153AL6       780153AL6 corp cusip       Consumer, CyclicalLR       LIBERIA              USD      N         N           N
78387GAL7       78387GAL7 corp cusip       Communications    US       UNITED STATES        USD      N         N           N
78442FBG2       78442FBG2 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
78612PAA8       78612PAA8 corp cusip       Government        US       UNITED STATES        USD      N         Y           N
786514BB4       786514BB4 corp cusip       Consumer, Non-cyclUSal     UNITED STATES        USD      N         N           N
789547AD8       789547AD8 corp cusip       Financial         AU       AUSTRALIA            USD      N         N           Y
803070AA9       803070AA9 corp cusip       Basic Materials   AS       AUSTRIA              USD      N         N           Y
81211KAJ9       81211KAJ9 corp cusip       Industrial        US       UNITED STATES        USD      N         N           Y
828807BC0       828807BC0 corp cusip       Financial         US       UNITED STATES        USD      N         N           Y
842400EQ2       842400EQ2 corp cusip       Utilities         US       UNITED STATES        USD      N         N           N
842400ET6       842400ET6 corp cusip       Utilities         US       UNITED STATES        USD      Y         N           N
843452AW3       843452AW3 corp cusip       Energy            US       UNITED STATES        USD      N         N           N
844730AG6       844730AG6 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
852060AS1       852060AS1 corp cusip       Communications    US       UNITED STATES        USD      N         N           N
857555AK2       857555AK2 corp cusip       Consumer, Non-cyclUSal     UNITED STATES        USD      N         N           Y
857689AV5       857689AV5 corp cusip       Consumer, CyclicalUS       UNITED STATES        USD      N         N           N
872287AF4       872287AF4 corp cusip       Communications    US       UNITED STATES        USD      N         N           N
878742AD7       878742AD7 corp cusip       Basic Materials   CA       CANADA               USD      N         N           N
882848AH7       882848AH7 corp cusip       Utilities         US       UNITED STATES        USD      N         N           N
891490AQ7       891490AQ7 corp cusip       Energy            US       UNITED STATES        USD      N         N           N
891490AR5       891490AR5 corp cusip       Energy            US       UNITED STATES        USD      N         N           N
891490AT1       891490AT1 corp cusip       Energy            US       UNITED STATES        USD      N         N           N
895953AB3       895953AB3 corp cusip       Consumer, CyclicalUS       UNITED STATES        USD      N         N           N
895953AD9       895953AD9 corp cusip       Consumer, CyclicalUS       UNITED STATES        USD      N         N           N
902118AY4       902118AY4 corp cusip       Industrial        LX       LUXEMBOURG           USD      N         N           N
902917AH6       902917AH6 corp cusip       Industrial        US       UNITED STATES        USD      N         N           N
90333WAA6       90333WAA6 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
907818CQ9       907818CQ9 corp cusip       Industrial        US       UNITED STATES        USD      N         N           N
908068AG4       908068AG4 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
908068AH2       908068AH2 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
912810FM5       912810FM5 corp cusip       Government        US       UNITED STATES        USD      N         N           #N/A N Ap
912828AP5       912828AP5 corp cusip       Government        US       UNITED STATES        USD      N         N           #N/A N Ap
912828AW0       912828AW0 corp cusip       Government        US       UNITED STATES        USD      N         N           #N/A N Ap
912828BH2       912828BH2 corp cusip       Government        US       UNITED STATES        USD      N         N           #N/A N Ap
912828CE8       912828CE8 corp cusip       Government        US       UNITED STATES        USD      N         N           #N/A N Ap
914906AB8       914906AB8 corp cusip       Communications    US       UNITED STATES        USD      N         N           N
915436AE9       915436AE9 corp cusip       Basic Materials   FI       FINLAND              USD      N         N           Y
921796GA0       921796GA0 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      N         #N/A N Ap   N
92344GAS5       92344GAS5 corp cusip       Communications    US       UNITED STATES        USD      N         N           N
92344GAV8       92344GAV8 corp cusip       Communications    US       UNITED STATES        USD      N         N           N
92922FEA2       92922FEA2 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
92922FWL8       92922FWL8 corp cusip       Mortgage SecuritieUS       UNITED STATES        USD      N         #N/A N Ap   N
92927EAG1       92927EAG1 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      N         #N/A N Ap   N
929903AE2       929903AE2 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
939322AN3       939322AN3 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
94106LAE9       94106LAE9 corp cusip       Industrial        US       UNITED STATES        USD      N         N           N
94106LAG4       94106LAG4 corp cusip       Industrial        US       UNITED STATES        USD      N         N           N
94106LAK5       94106LAK5 corp cusip       Industrial        US       UNITED STATES        USD      N         N           N
949746CE9       949746CE9 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
949746CR0       949746CR0 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
96683MAJ2       96683MAJ2 corp cusip       Asset Backed SecurUSies    UNITED STATES        USD      N         #N/A N Ap   N
983024AA8       983024AA8 corp cusip       Consumer, Non-cyclUSal     UNITED STATES        USD      N         N           N
983024AE0       983024AE0 corp cusip       Consumer, Non-cyclUSal     UNITED STATES        USD      N         N           N
98385XAA4       98385XAA4 corp cusip       Energy            US       UNITED STATES        USD      N         N           N
989701AJ6       989701AJ6 corp cusip       Financial         US       UNITED STATES        USD      N         N           N
B00S9P1       S B00S9P1       S corp cusip Industrial        CA       CANADA               USD      N         N           Y
B018WG2       O B018WG2       O corp cusip Government        SA       SOUTH AFRICA         USD      N         N           N
B02GZG6       S B02GZG6       S corp cusip Government        UK       UKRAINE              USD      Y         N           Y
B02ZVV0       S B02ZVV0       S corp cusip Government        MX       MEXICO               USD      N         N           N

Mellon Institutional Funds Master Portfolio
Standish Mellon Global Fixed Income Portfolio
Schedule of Investments - September 30, 2004


Security                                                         Rate             Maturity              Par Value        Value
-----------------------------------------------------------------------------------------------------------------------------------
Bonds and Notes - 91.7%
Asset-Backed - 0.3%
Household Automotive Trust 2003-1 A2                                1.300         9/18/2006      USD    231,880          $ 231,760
                                                                                                                   ----------------
Total Asset Backed ( Cost $ 231,781)

Corporate - 19.6%
Basic Materials - 1.5%
Freeport-McMoRan Copper & Gold, Inc.                               10.125          2/1/2010             130,000            147,063
Georgia-Pacific Corp.                                               8.875          2/1/2010             115,000            134,550
ICI Wilmington, Inc.                                                4.375         12/1/2008             250,000            252,877
Inco Ltd.                                                           7.750         5/15/2012             205,000            241,531
Potash Corp. of Saskatchewan                                        4.875          3/1/2013             170,000            170,411
Teck Cominco Ltd.                                                   7.000         9/15/2012              85,000             93,579
                                                                                                                   ----------------
                                                                                                                         1,040,011
                                                                                                                   ----------------
Communications - 4.7%
COX Communications Inc                                              7.125         10/1/2012             295,000            320,100
CSC Holdings, Inc.                                                  7.875        12/15/2007             155,000            164,494
Deutsche Telekom International Finance BV                           8.500         6/15/2010             375,000            449,471
Deutsche Telekom International Finance BV                           5.250         7/22/2013              90,000             92,100
Dex Media West LLC/Dex Media Finance Co.                            8.500         8/15/2010              70,000             79,450
Dex Media West LLC/Dex Media Finance Co.                            9.875         8/15/2013              69,000             81,075
DirecTV Holdings LLC                                                8.375         3/15/2013             120,000            136,500
French Telecom                                                      8.500          3/1/2011             205,000            245,401
News America Holdings                                               9.250          2/1/2013             180,000            231,247
RH Donnelley Finance Corp. I                                        8.875        12/15/2010              50,000             56,500
RH Donnelley Finance Corp. I                                       10.875        12/15/2012              90,000            109,125
Salem Communications Corp.                                          7.750        12/15/2010              90,000             94,950
Sprint Capital Corp.                                                8.375         3/15/2012             420,000            508,677
Telecom Italia Capital SA                                           4.000        11/15/2008             560,000            563,147
Univision Communications, Inc.                                      7.850         7/15/2011             200,000            235,021
                                                                                                                   ----------------
                                                                                                                         3,367,258
                                                                                                                   ----------------
Consumer Cyclical - 1.2%
Carnival Corp.                                                      3.750        11/15/2007             265,000            266,253
Lear Corp.                                                          8.110         5/15/2009             150,000            173,189
Mohegan Tribal Gaming Authority                                     6.375         7/15/2009             100,000            103,750
Office Depot, Inc.                                                  6.250         8/15/2013             145,000            155,264
Royal Caribbean Cruises Ltd.                                        8.250          4/1/2005             100,000            102,625
Yum! Brands, Inc.                                                   8.875         4/15/2011              75,000             93,252
                                                                                                                   ----------------
                                                                                                                           894,333
                                                                                                                   ----------------
Consumer Noncyclical - 0.3%
Kroger Co.                                                          8.000         9/15/2029             185,000            224,821
                                                                                                                   ----------------
Energy - 2.0%
Chesapeake Energy Corp.                                             8.125          4/1/2011             100,000            109,500
Halliburton Co.                                                     5.500        10/15/2010             325,000            340,465
Pemex Project Funding Master Trust                                  3.180         6/15/2010             155,000            156,628
Petronas Capital Ltd.                                               7.875         5/22/2022             160,000            191,335
Salomon Brothers AF for OAO Siberian Oil Co.                       10.750         1/15/2009             200,000            212,500
Southern Natural Gas Co.                                            8.875         3/15/2010             100,000            112,500
Transcontinental Gas Pipe Line Corp.                                6.125         1/15/2005             325,000            327,031
                                                                                                                   ----------------
                                                                                                                         1,449,959
                                                                                                                   ----------------
Financial - 5.1%
Amvescap PLC                                                        5.900         1/15/2007             140,000            147,751
Amvescap PLC                                                        5.375         2/27/2013             130,000            132,013
Banque Centrale de Tunisie                                          7.375         4/25/2012             210,000            237,300
Barclays Bank PLC                                                   8.550         6/15/2011              80,000             97,988
Boston Properties Inc.                                              6.250         1/15/2013              85,000             91,708
Chevy Chase Bank FSB                                                6.875         12/1/2013             295,000            297,950
EOP Operating LP                                                    7.000         7/15/2011             250,000            280,853
EOP Operating LP.                                                   7.875         7/15/2031             155,000            181,409
FleetBoston Financial Corp.                                         7.375         12/1/2009             210,000            241,539
Ford Motor Credit Co                                                5.625         10/1/2008              85,000             87,891
Ford Motor Credit Co.                                               6.875          2/1/2006             130,000            136,035
General Motors Acceptance Corp.                                     6.875         9/15/2011              90,000             94,412
Glencore Funding LLC                                                6.000         4/15/2014              95,000             92,136
HBOS PLC                                                            5.375         11/1/2013             225,000            228,477
Industrial Bank of Korea 144A                                       4.000         5/19/2014             175,000            171,235
Jefferies Group, Inc.                                               5.500         3/15/2016             110,000            109,811
Morgan Stanley                                                      4.750          4/1/2014             200,000            193,615
National City Corp.                                                 6.875         5/15/2019              80,000             92,257
Nordea Bank Finland PLC/New York, NY                                7.500         1/30/2007             445,000            482,043
Union Planters Bank NA                                              5.125         6/15/2007             105,000            110,632
Wells Fargo & Co.                                                   5.000        11/15/2014             175,000            177,647
                                                                                                                   ----------------
                                                                                                                         3,684,702
                                                                                                                   ----------------


                                                                                                                   ----------------
                                                                                                                         3,684,702
                                                                                                                   ----------------
Industrial - 1.8%
Allied Waste North America                                          8.875          4/1/2008             135,000            146,475
American Standard, Inc.                                             7.375          2/1/2008             145,000            158,413
Jefferson Smurfit Corp. US                                          8.250         10/1/2012              15,000             16,538
Oakmont Asset Trust                                                 4.514        12/22/2008             400,000            399,580
Raytheon Co.                                                        5.500        11/15/2012              90,000             94,264
Republic Services, Inc.                                             6.750         8/15/2011             150,000            168,154
Waste Management, Inc.                                              6.875         5/15/2009             245,000            273,614
                                                                                                                   ----------------
                                                                                                                         1,257,038
                                                                                                                   ----------------
Technolgy - 0.1%
Freescale Semiconductor 144A                                        4.820         7/15/2009             100,000            102,500
                                                                                                                   ----------------

Utilities - 2.9%
AES Corp. 144A                                                     10.000         7/15/2005              53,270             54,069
AES Corp.                                                           8.750         5/15/2013             100,000            112,750
FirstEnergy Corp.                                                   6.450        11/15/2011             560,000            610,887
Niagara Mohawk Power Corp.                                          7.750         10/1/2008             175,000            199,181
Nisource Finance Corporation                                        6.150          3/1/2013             150,000            162,604
PPL Capital Funding Trust I                                         7.290         5/18/2006             315,000            331,786
Pepco Holdings, Inc.                                                6.450         8/15/2012              85,000             92,527
Progress Energy Inc.                                                7.000        10/30/2031             230,000            250,108
TXU Energy Co.                                                      7.000         3/15/2013             270,000            304,852
                                                                                                                   ----------------
                                                                                                                         2,118,764
                                                                                                                   ================
Total Corporate ( Cost $13,578,092)                                                                                     14,139,386
                                                                                                                   ----------------

Sovereign Bonds - 6.5%
Banco Nacional de Desenvolvimento Economic                          9.622         6/16/2008              85,000             87,125
Republic of Brazil                                                  7.309         6/29/2009             115,000            125,695
Republic of Brazil                                                 14.500        10/15/2009             260,000            335,400
Republic of Bulgaria                                                7.500         1/15/2013             780,000          2,524,044
Republic of El Salvador                                             8.500         7/25/2011             160,000            179,792
Republic of Panama                                                  8.875         9/30/2027             170,000            177,225
Republic of Peru                                                    4.500          3/7/2017              85,000             74,800
Republic of South Africa                                            7.375         4/25/2012             120,000            135,300
Republic of Turkey                                                  9.000         6/30/2011             265,000            294,150
Russian Federation                                                 12.750         6/24/2028              60,000             91,200
Russian Federation                                                  5.000         3/31/2030             325,000            312,406
Ukraine Government                                                  5.330          8/5/2009             200,000            203,416
United Mexican States                                               5.875         1/15/2014             170,000            172,635
                                                                                                                   ----------------
Total Sovereign Bonds ( Cost $4,404,447)                                                                                 4,713,188
                                                                                                                   ----------------

U.S. Government Agency - 1.9%
Pass Thru Securites - 1.9%
FNMA (TBA)                                                          6.500         11/1/2019             760,000            795,150
FNMA                                                                5.500          1/1/2034             585,715            594,754
                                                                                                                   ----------------
Total U.S. Government Agency (Cost $ 1,394,133)                                                                          1,389,904
                                                                                                                   ----------------

U.S. Treasury Obligatons - 11.8%
U.S. Treasury Notes - 11.8%
U.S. Treasury Note                                                  6.875         5/15/2006               260,000          278,241
U.S. Treasury Note                                                  5.625         5/15/2008                85,000           92,434
U.S. Treasury Note                                                  3.250         8/15/2008             4,470,000        4,491,130
U.S. Treasury Note                                                  3.875         5/15/2009               510,000          522,391
U.S. Treasury Note                                                  4.000        11/15/2012             2,555,000        2,567,376
U.S. Treasury Note                                                  6.250         5/15/2030               480,000          569,700
                                                                                                                   ================
Total U.S. Treasury Obligations (Cost $8,408,369)                                                                        8,521,272
                                                                                                                   ----------------

Foreign Denominated - 51.6%
Australia - 4.8%
Australian Government Bond                                          5.750         6/15/2011         AUD 2,785,000        2,064,989
Australian Government Bond                                          6.500         5/15/2013             1,775,000        1,384,946
                                                                                                                   ================
                                                                                                                         3,449,935
                                                                                                                   ----------------
Canada - 0.7%
Canadian Pacific Railway Ltd                                        4.900         6/15/2010         CAD   620,000          493,291

Denmark - 1.2%
Realkredit Danmark A/S                                              4.000          1/1/2006         DKK 5,140,000          873,663


Euro - 38.0%
Allied Domecq Financial Services PLC                                5.875         6/12/2009         EUR 2,720,000        3,491,410
Autostrade SpA                                                      2.552          6/9/2011               590,000          732,887
Bank of America Corp.                                               4.625         2/18/2014               300,000          374,596
Belgium Government Bond                                             4.250         9/28/2013               210,000          266,315
Bertelsmann US Finance, Inc.                                        4.625          6/3/2010                70,000           97,664
Bombardier, Inc. 144A                                               5.750         2/22/2008               205,000          288,289
Bundesobligation                                                    5.000         8/19/2005               140,000          186,087
Bundesobligation                                                    3.000         4/11/2008                60,000           77,106
Bundesobligation 144                                                3.250         4/17/2009               370,000          458,334
Citigroup, Inc.                                                     2.237          6/3/2011               185,000          266,580
Deutsche Bundesrepublik                                             5.000          7/4/2011               135,000          177,931
Deutsche Republic                                                   4.125          7/4/2008               100,000          128,667
Deutsche Republic                                                   5.250          1/4/2011                95,000          147,331
Deutsche Republic                                                   4.500          1/4/2013               100,000          128,883
Deutsche Telekom International Finance BV                           8.125         5/29/2012               260,000          321,445
FBG Treasury Europe                                                 5.750         3/17/2005               185,000          249,541
FCE Bank PLC                                                        2.522         6/28/2006               130,000          167,472
France Government Bond OAT                                          3.150         7/25/2032               140,000          180,511
France Telecom                                                      7.250         1/28/2013               125,000          173,182
French Treasury Note BTAN                                           5.000         1/12/2006               295,000          371,980
GE Capital Euro Funding                                             2.198          5/4/2011               495,000          632,224
General Motors Accpetance Corp.                                     3.710          7/5/2005               435,000          546,667
General Motors Accpetance Corp.                                     2.150         9/15/2014               255,000          320,345
Hilton Group Finance PLC                                            6.500         7/17/2009               245,000          316,386
HJ Heinz BV                                                         5.125         4/10/2006               610,000          775,957
Honeywell Holding BV                                                5.250        12/20/2006                75,000           96,930
Household Finance Corp.                                             6.500          5/5/2009               230,000          304,571
Inco                                                               15.750         7/15/2006               200,000          401,286
International Paper Co.                                             5.375         8/11/2006               275,000          359,887
Italy Buoni Poliennali Del Tesoro                                   4.500          3/1/2007               160,000          221,703
Kappa Beheer BV                                                    10.625         7/15/2009               135,000          174,521
KFW Group                                                           3.500         4/17/2009               150,000          184,417
Lear Corp.                                                          8.125          4/1/2008             1,666,212        2,476,177
Nalco Co.                                                           7.750        11/15/2011               290,000          368,106
National Westminster Bank PLC                                       6.625         10/5/2009               490,000          636,642
Netherlands Government Bond                                         5.500         7/15/2010               135,000          174,413
Netherlands Government Bond                                         5.500         7/15/2010             1,120,000        1,539,614
NGG Finance PLC                                                     5.250         8/23/2006               125,000          167,631
Nordea Bank Sweden AB                                               6.000        12/13/2010             1,400,000        1,881,868
Parker Hannifin Corp.                                               6.250        11/21/2005               300,000          418,553
Pemex Project Funding Master Trust                                  6.625          4/4/2010             1,760,000        2,191,214
Sara Lee Corp.                                                      6.125         7/27/2007               125,000          184,491
Svenska Handelsbanken                                               5.500          3/7/2011               110,000          149,564
Teksid Aluminum SpA                                                11.375         7/15/2011                70,000           75,716
Telecom Italia Finance SA                                           7.250         4/20/2011               145,000          197,151
Telefonica Europe BV                                                5.125         2/14/2013               255,000          299,628
Telefonica Europe BV                                                5.125         2/14/2013               195,000          257,139
Telenet Communications NV                                           9.000        12/15/2013               190,000          246,189
ThyssenKrupp Finance Nederland BV                                   7.000         3/19/2009                15,000           22,179
Transco PLC                                                         5.250         5/23/2006               180,000          242,747
Tyco International Group SA                                         5.500        11/19/2008               100,000          132,422
Valentia Telecommunications Ltd                                     7.250         8/15/2013               370,000          458,505
West LB Covered Bank PLC                                            4.000         3/25/2014             2,155,000        2,788,536
                                                                                                                   ----------------
                                                                                                                        27,529,590
                                                                                                                   ----------------

United Kingdom - 5.2%
TSY                                                                 4.000          3/7/2009         GBP 1,025,000        1,801,629
TSY                                                                 4.250          6/7/2032               325,000          553,828
UK Gilt                                                             8.000         9/27/2013               645,000        1,434,166
                                                                                                                   ----------------
                                                                                                                         3,789,623
                                                                                                                   ----------------
United States - 1.7%
Philip Morris Capital Corp.                                         4.000         5/31/2006         USD 1,530,000        1,232,087
                                                                                                                   ----------------
Total Foreign Denominated ( Cost $ 35,712,858)                                                                          37,368,189
                                                                                                                   ----------------
Total Bond And Notes ( Cost $ 61,466,231)                                                                               66,363,699
                                                                                                                   ----------------

Purchased Options - 0.4%                                                                               Contract Size
                                                                                                       -------------
U.S. Treasury Note 4.75% Call, Strike Price 102.094, 10/13/2004                                            46,900          129,525
USD Put/EUR Call , Strike Price 1.25, 11/22/2004 (USD)                                                  4,390,000           48,729
USD Put/CAD Call , Strike Price 1.27, 11/29/2004 (USD)                                                  1,760,000          108,240
USD Put/EUR Call , Strike Price 1.27, 11/29/2004 (USD)                                                  1,760,000           11,616
USD Put/JPY Call , Strike Price 105, 1/11/2005 (USD)                                                    1,800,000           11,385
                                                                                                                   ----------------
Total Purchased Options ( Cost $214,838)                                                                                   309,495
                                                                                                                   ----------------
Short Term Investments - 9.0%


U.S. Government - 3.5%
U.S.Treasury Bill**                                                 1.370        10/28/2004         USD 2,550,000        2,547,265

Investment Companies - 5.5%
Dreyfus Institutional Preferred Plus +                              1.690         10/1/2004             3,972,225        3,972,225
                                                                                                                   ----------------
Total Short Term Investments ( Cost $ 6,519,490)                                                                         6,519,490
                                                                                                                   ----------------

Total Investments - 101.1%  ( Cost $68,200,559)                                                                       $ 73,192,684

Other Assets, Less Liabilities - (1.1%)                                                                                   (805,022)

Net Assets - 100%                                                                                                     $ 72,387,662
                                                                                                                   ================

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
AUD-Australian Dollar
CAD-Canadian Dollar
DKK-Danish Krone
EUR-Euro
FLIRB-Front Loaded Interest Reduction Bond
GBP-British Pound
SGD-Singapore Dollar
(a) Variable Rate Security; rate indicated is as if 9/30/2004.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
+ Denotes all or part of security segregated as collateral.
++Affiliated fund that is available only to investment companies and other accounts managed by Standish Mellon. The effective yield is 1.00. A complete listing of the fund's holdings as of its most recent fiscal year end is available.
**Rate noted is yield to maturity.

Forward Foreign Currency Exchange Contracts:



Contracts to Receive           Local principal Amount    Contract Value Date     Value     Aggregate Face Amount    Unrealized Gain
-----------------------------------------------------------------------------------------------------------------------------------
Euro                                          570,000       12/15/2004    $ 708,493                 $ 692,495           $ 15,998
New Zealand Dollar                            117,029       10/22/2004       79,031                    75,927              3,104
                                                                          ---------------------------------------------------------
Total                                                                     $ 787,524                 $ 768,422           $ 19,102
                                                                          =========================================================


Contracts to Deliver     Local principal Amount    Contract Value Date        Value   Aggregate Face Amount  Unrealized Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                     4,630,000             12/15/2004  $ 3,344,230             $ 3,188,218             $ (156,012)
Canadian Dollar                         620,000             12/15/2004      491,074                 479,895                (11,179)
Swiss Franc                           1,610,000             12/15/2004    1,297,050               1,270,718                (26,332)
Danish Krone                          9,820,000             12/15/2004    1,640,741               1,591,335                (49,406)
Euro                                 22,368,000             12/15/2004   27,802,738              27,287,766               (514,972)
British Pound Sterling                2,120,000             12/15/2004    3,817,460               3,770,830                (46,630)
Singapore Dollar                      4,320,000             12/15/2004    2,568,458               2,545,369                (23,089)
                                                                        -----------------------------------------------------------
Total                                                                  $ 38,393,294            $ 37,588,762             $ (827,620)
                                                                        ===========================================================

Forward Foreign Cross Currency Exchange Contracts:


Contracts to Deliver                 Value       In Exchange For        Value       Contract Value Date       Unrealized Loss
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand Dollar                 $ 2,836,315  Australian Dollar      $ 2,744,249           10/22/2004           $   (92,066)
Australian Dollar                    1,372,125  New Zealand Dollar       1,348,983           10/22/2004               (23,142)
                                                                       -----------          -----------           ------------
                                   $ 4,208,440                         $ 4,093,232                                $  (115,208)
                                   ===========                         ===========                                ============


Written Options:

Security                                                       Contracts               Value
------------------------------------------------------------------------------------------------------
U.S. Treasury Note 4.75% Call, Strike Price 104.547, 10/13/2004          1              $   34,284
USD Put/JPY Call , Strike Price 105, 9/28/2004 (USD)                     1                   2,634
USD Put/CAD Call , Strike Price 1.27, 11/29/2004 (USD)                   1                  32,032
USD Put/EUR Call , Strike Price 1.27, 11/29/2004 (USD)                   1                   1,056
USD Put/JPY Call , Strike Price 100, 1/11/2005 (USD)                     1                    2880
                                                                                       -----------
Total (premiums received 81,793)                                                       $    72,886
                                                                                       ===========



111934        00130HAX3   L                ######   9/30/2004
111934        00130HBA2   L                ######   9/30/2004
111934        01958XAS6   L                ######   9/30/2004
111934        01F0626B2   L                ######   9/30/2004
111934        029717AC9   L                ######   9/30/2004
111934        03235EAH3   L                ######   9/30/2004
111934        03235EAK6   L                ######   9/30/2004
111934        0430801     X                ######   9/30/2004
111934        0489308     X                ######   9/30/2004
111934        06738CAE9   L                ######   9/30/2004
111934        0892188     X                ######   9/30/2004
111934        0955702     X                ######   9/30/2004
111934        10112RAB0   L                ######   9/30/2004
111934        105756AJ9   L                ######   9/30/2004
111934        111111200   S                ######   9/30/2004
111934        126304AC8   L                ######   9/30/2004
111934        13644ZAL1   X                ######   9/30/2004
111934        143658AX0   L                ######   9/30/2004
111934        165167AS6   L                ######   9/30/2004
111934        166779AA6   L                ######   9/30/2004
111934        2154637     X                ######   9/30/2004
111934        224044BE6   L                ######   9/30/2004
111934        25156PAB9   L                ######   9/30/2004
111934        25156PAF0   L                ######   9/30/2004
111934        252126AD9   L                ######   9/30/2004
111934        252126AF4   L                ######   9/30/2004
111934        25459HAB1   L                ######   9/30/2004
111934        2598945     X                ######   9/30/2004
111934        268766BU5   L                ######   9/30/2004
111934        268766BV3   L                ######   9/30/2004
111934        3022346     X                ######   9/30/2004
111934        3046498     X                ######   9/30/2004
111934        3061695     X                ######   9/30/2004
111934        3073612     X                ######   9/30/2004
111934        31404FKM4   L                ######   9/30/2004
111934        3144897     X                ######   9/30/2004
111934        3169942     X                ######   9/30/2004
111934        3242326     X                ######   9/30/2004
111934        3258516     X                ######   9/30/2004
111934        3278592     X                ######   9/30/2004
111934        3325250     X                ######   9/30/2004
111934        337932AB3   L                ######   9/30/2004
111934        33901AAA6   L                ######   9/30/2004
111934        3393699     X                ######   9/30/2004
111934        345397TR4   L                ######   9/30/2004
111934        345397UA9   L                ######   9/30/2004
111934        35177PAK3   L                ######   9/30/2004
111934        35671DAM7   L                ######   9/30/2004
111934        35687MAA5   L                ######   9/30/2004
111934        370425RX0   L                ######   9/30/2004
111934        373298BX5   L                ######   9/30/2004
111934        378272AA6   L                ######   9/30/2004
111934        4041A2AG9   L                ######   9/30/2004
111934        406216AR2   L                ######   9/30/2004
111934        4230814     X                ######   9/30/2004
111934        4317795     X                ######   9/30/2004
111934        44179CBE5   L                ######   9/30/2004
111934        4460655     X                ######   9/30/2004
111934        449909AK6   L                ######   9/30/2004
111934        453258AN5   L                ######   9/30/2004
111934        456036AC6   X                ######   9/30/2004
111934        4640424     X                ######   9/30/2004
111934        4656669     X                ######   9/30/2004
111934        4716563     X                ######   9/30/2004
111934        472319AB8   L                ######   9/30/2004
111934        47508XAB1   L                ######   9/30/2004
111934        501044BV2   L                ######   9/30/2004
111934        5215025     X                ######   9/30/2004
111934        521865AE5   L                ######   9/30/2004
111934        5335989     X                ######   9/30/2004
111934        5387106     X                ######   9/30/2004
111934        5481592     X                ######   9/30/2004
111934        5485743     X                ######   9/30/2004
111934        5563649     X                ######   9/30/2004
111934        5744693     X                ######   9/30/2004
111934        5868247     X                ######   9/30/2004
111934        589969AB0   L                ######   9/30/2004
111934        5911464     X                ######   9/30/2004
111934        5926877     X                ######   9/30/2004
111934        608328AM2   L                ######   9/30/2004
111934        6136244     X                ######   9/30/2004
111934        61748AAE6   L                ######   9/30/2004
111934        6183778     X                ######   9/30/2004
111934        6261083     X                ######   9/30/2004
111934        635405AM5   L                ######   9/30/2004
111934        652478AH1   L                ######   9/30/2004
111934        653522DJ8   L                ######   9/30/2004
111934        65473QAK9   L                ######   9/30/2004
111934        673745AA3   L                ######   9/30/2004
111934        676220AF3   L                ######   9/30/2004
111934        69352FAA3   L                ######   9/30/2004
111934        7052101     X                ######   9/30/2004
111934        706451AP6   L                ######   9/30/2004
111934        7081785     X                ######   9/30/2004
111934        7095247     X                ######   9/30/2004
111934        7130557     X                ######   9/30/2004
111934        713291AG7   L                ######   9/30/2004
111934        7147461     X                ######   9/30/2004
111934        7160156     X                ######   9/30/2004
111934        716743AB5   L                ######   9/30/2004
111934        7176067     X                ######   9/30/2004
111934        7212187     X                ######   9/30/2004
111934        7243499     X                ######   9/30/2004
111934        7249077     X                ######   9/30/2004
111934        7269406     X                ######   9/30/2004
111934        7324736     X                ######   9/30/2004
111934        7334337     X                ######   9/30/2004
111934        7349610     X                ######   9/30/2004
111934        7350269     X                ######   9/30/2004
111934        7351745     X                ######   9/30/2004
111934        7375466     X                ######   9/30/2004
111934        73755LAC1   L                ######   9/30/2004
111934        743263AG0   L                ######   9/30/2004
111934        7453317     X                ######   9/30/2004
111934        749564AA8   L                ######   9/30/2004
111934        749564AC4   L                ######   9/30/2004
111934        7520738     X                ######   9/30/2004
111934        7532432     X                ######   9/30/2004
111934        7535033     X                ######   9/30/2004
111934        7538526     X                ######   9/30/2004
111934        755111BL4   L                ######   9/30/2004
111934        7592050     X                ######   9/30/2004
111934        7596450     X                ######   9/30/2004
111934        760759AC4   L                ######   9/30/2004
111934        7742424     X                ######   9/30/2004
111934        7772410     X                ######   9/30/2004
111934        7772841     X                ######   9/30/2004
111934        7777608     X                ######   9/30/2004
111934        7778593     X                ######   9/30/2004
111934        780153AC6   L                ######   9/30/2004
111934        79409PAD7   L                ######   9/30/2004
111934        843452BB8   L                ######   9/30/2004
111934        852060AS1   L                ######   9/30/2004
111934        878742AD7   L                ######   9/30/2004
111934        87927VAB4   L                ######   9/30/2004
111934        893570BN0   L                ######   9/30/2004
111934        895953AD9   L                ######   9/30/2004
111934        90210VAB4   L                ######   9/30/2004
111934        90807EAF2   L                ######   9/30/2004
111934        912795200   S                ######   9/30/2004
111934        912810FM5   L                ######   9/30/2004
111934        9128274F6   L                ######   9/30/2004
111934        912827X80   L                ######   9/30/2004
111934        912828AP5   L                ######   9/30/2004
111934        912828BG4   L                ######   9/30/2004
111934        912828CH1   L                ######   9/30/2004
111934        914906AB8   L                ######   9/30/2004
111934        94106LAE9   L                ######   9/30/2004
111934        949746CR0   L                ######   9/30/2004
111934        960561AA6   X                ######   9/30/2004
111934        9901728     X                ######   9/30/2004
111934        993USD63    O                ######   9/30/2004
111934        993USD64    O                ######   9/30/2004
111934        AUD2004     E                ######   9/30/2004
111934        AUD2004     E                ######   9/30/2004
111934        AUD2004     E                ######   9/30/2004
111934        AUD2004     E                ######   9/30/2004
111934        AUD8044     R                ######   9/30/2004
111934        B00XQW2     X                ######   9/30/2004
111934        B01B0L2     X                ######   9/30/2004
111934        B01BWJ4     X                ######   9/30/2004
111934        B01LZ62     X                ######   9/30/2004
111934        B01QHB6     X                ######   9/30/2004
111934        B02FG93     X                ######   9/30/2004
111934        B02GZG6     X                ######   9/30/2004
111934        CAD0000     C                  2.44   9/30/2004
111934        CAD2004     E                ######   9/30/2004
111934        CAD8044     R              6,814.69   9/30/2004
111934        CHF2004     E                ######   9/30/2004
111934        CHF8044     R                ######   9/30/2004
111934        DKK0000     C                 16.70   9/30/2004
111934        DKK2004     E                ######   9/30/2004
111934        DKK8044     R                ######   9/30/2004
111934        DKK8045     R                412.88   9/30/2004
111934        EUR0000     C                ######   9/30/2004
111934        EUR2004     E                ######   9/30/2004
111934        EUR2004     E                ######   9/30/2004
111934        EUR2004     E                ######   9/30/2004
111934        EUR2004     E                ######   9/30/2004
111934        EUR2004     E                ######   9/30/2004
111934        EUR2004     E                ######   9/30/2004
111934        EUR2004     E                ######   9/30/2004
111934        EUR2004     E                ######   9/30/2004
111934        EUR2004     E                ######   9/30/2004
111934        EUR8044     R                ######   9/30/2004
111934        EUR8045     R                 49.33   9/30/2004
111934        GBP2004     E                ######   9/30/2004
111934        GBP2004     E                ######   9/30/2004
111934        GBP2004     E                ######   9/30/2004
111934        GBP8044     R                ######   9/30/2004
111934        JPY0000     C                 (0.18)  9/30/2004
111934        NZD0000     C                 64.67   9/30/2004
111934        NZD2004     E                ######   9/30/2004
111934        NZD2004     E                ######   9/30/2004
111934        NZD2004     E                ######   9/30/2004
111934        NZD2004     E                ######   9/30/2004
111934        OP0012582200O110012503       ######   9/30/2004
111934        OP0012590200O110013202       ######   9/30/2004
111934        OP0012624200O110013403       ######   9/30/2004
111934        OP0012632200O110012702       ######   9/30/2004
111934        OP0012640200O110012703       ######   9/30/2004
111934        OP0012657200O110013402       ######   9/30/2004
111934        OP0012673200O011050003       ######   9/30/2004
111934        OP0012681200O011000002       ######   9/30/2004
111934        SEK0000     C                     -   9/30/2004
111934        SGD0000     C                  0.04   9/30/2004
111934        SGD2004     E                ######   9/30/2004
111934        SGD8044     R                ######   9/30/2004
111934        USD0000     C                ######   9/30/2004
111934        USD2004     E                ######   9/30/2004
111934        USD2004     E                ######   9/30/2004
111934        USD2004     E                ######   9/30/2004
111934        USD2004     E                ######   9/30/2004
111934        USD2004     E                ######   9/30/2004
111934        USD2004     E                ######   9/30/2004
111934        USD2004     E                ######   9/30/2004
111934        USD2004     E                ######   9/30/2004
111934        USD2004     E                ######   9/30/2004
111934        USD2004     E                ######   9/30/2004
111934        USD2004     E                ######   9/30/2004
111934        USD2004     E                ######   9/30/2004
111934        USD2004     E                ######   9/30/2004
111934        USD2004     E                ######   9/30/2004
111934        USD2004     E                ######   9/30/2004
111934        USD2004     E                ######   9/30/2004
111934        USD2004     E                ######   9/30/2004
111934        USD2004     E                ######   9/30/2004

Mellon Institutional Funds Master Portfolio
Standish Mellon High Yield Bond Portfolio
Schedule of Investments - September 30, 2004


Security                                                            Rate          Maturity            Par Value         Value
-----------------------------------------------------------------------------------------------------------------------------------
Bonds and Notes - 95.4%
Asset Backed - 0.1%
South Carolina Tobacco Settlement Authority                         6.000         5/15/2022     USD     90,000         $ 85,201
                                                                                                                      ---------
Total Asset Backed (Cost $ 80,294)                                                                                       85,201
                                                                                                                      ---------
Convertible Corporate Bonds - 0.3%
Centerpoint Energy, Inc. 144A CVT                                   2.875         1/15/2024             75,000           78,000
Xcel Energy, Inc. 144A CVT                                          7.500        11/21/2007             40,000           60,100
                                                                                                                      ---------
Total Convertible Corporate Bonds (Cost $115,000 )                                                                      138,100
                                                                                                                      ---------
Corporate - 79.2%
Basic Materials - 7.9%
Airgas, Inc.                                                        6.250         7/15/2014             35,000           35,000
Equistar Chemicals LP/ Equistar Funding Corp.                      10.125          9/1/2008            140,000          157,850
Equistar Chemicals LP/Equistar Funding Corp.                       10.625          5/1/2011            160,000          182,400
Freeport-McMoRan Copper & Gold, Inc.                               10.125          2/1/2010            175,000          197,969
Freeport-McMoRan Copper & Gold, Inc.                                6.875          2/1/2014            115,000          110,975
Georgia-Pacific Corp.                                               8.875          2/1/2010            460,000          538,200
Georgia-Pacific Corp.                                               7.375         7/15/2008            440,000          479,600
Georgia-Pacific Corp.                                               8.000         1/15/2024            230,000          261,625
International Steel Group                                           6.500         4/15/2014            225,000          225,000
Earle M Jorgenson Co.                                               9.750          6/1/2012            100,000          111,000
Lubrizol Corp.                                                      4.625         10/1/2009            225,000          225,042
Lubrizol Corp.                                                      5.500         10/1/2014            300,000          297,949
Lyondell Chemical Co.                                               9.625          5/1/2007            310,000          337,512
Nalco Co.                                                           8.875        11/15/2013            500,000          537,500
Steel Dynamics, Inc.                                                9.500         3/15/2009            325,000          360,750
United States Steel Corp.                                           9.750         5/15/2010            109,000          124,805
Westlake Chemical Corp.                                             8.750         7/15/2011            153,000          171,742
                                                                                                                      ---------
                                                                                                                      4,354,919
                                                                                                                      ---------
Communications - 13.3%
American Media Operation, Inc.                                     10.250          5/1/2009            135,000          142,087
American Tower Corp.                                                9.375          2/1/2009            141,000          149,460
AT&T Corp.                                                          8.750        11/15/2031            150,000          163,500
Block Communications, Inc.                                          9.250         4/15/2009            400,000          423,000
Cablevision Systems Corp.                                           6.669          4/1/2009            325,000          338,000
CBD Media, Inc.                                                     8.625          6/1/2011            250,000          264,375
Crown Castle International Corp.                                    7.500         12/1/2013            140,000          146,650
CSC Holdings, Inc.                                                  8.125         8/15/2009            200,000          212,500
Dex Media West LLC/Dex Media Finance Co.                            8.500         8/15/2010             80,000           90,800
Dex Media West LLC/Dex Media Finance Co.                            9.875         8/15/2013             78,000           91,650
Dex Media, Inc.                                                     8.000        11/15/2013             90,000           94,500
DirecTV Holdings LLC                                                8.375         3/15/2013            275,000          312,812


Dobson Communications Corp.                                         8.875         10/1/2013            160,000          103,200
Echostar DBS Corp.                                                  5.750         10/1/2008            649,000          652,245
Echostar DBS Corp.                                                  9.125         1/15/2009            146,000          162,425
Entercom Radio LLC/Entercom Capital, Inc.                           7.625          3/1/2014             50,000           53,750
Entravision Communications Corp.                                    8.125         3/15/2009            420,000          446,250
MCI, Inc.                                                           5.908          5/1/2007            183,000          181,399
Nextel Communications, Inc.                                         6.875        10/31/2013            405,000          421,200
Panamsat Corp. 144A                                                 9.000         8/15/2014            110,000          114,400
Qwest Capital Funding, Inc.                                         6.500        11/15/2018            685,000          500,050
Qwest Communications International                                  5.211         2/15/2009            200,000          190,500
Qwest Services Corp.                                               13.500        12/15/2007            145,000          164,938
Radio One, Inc.                                                     8.875          7/1/2011             60,000           66,150
RH Donnelley Finance Corp. I                                        8.875        12/15/2010            220,000          248,600
RH Donnelley Finance Corp. I                                       10.875        12/15/2012            320,000          388,000
Rural Cellular Corp.                                                8.250         3/15/2012             85,000           86,487
Salem Communications Corp.                                          7.750        12/15/2010            390,000          411,450
Sinclair Broadcast Group, Inc.                                      4.875         7/15/2018             80,000           72,500
Spanish Broadcasting System                                         9.625         11/1/2009            190,000          199,500
Ubiquitel Operating Co.                                             9.875          3/1/2011            170,000          177,013
Ubiquitel Operating Co. 144A                                        9.875          3/1/2011             75,000           77,625
US Unwired, Inc.                                                    6.130         6/15/2010            200,000          205,000
                                                                                                                      ---------
                                                                                                                      7,352,016
                                                                                                                      ---------
Consumer Cyclical - 15.7%
Advanced Accessoy Systems LLC                                      10.750         6/15/2011            260,000          244,400
AMC Entertainment, Inc.                                             8.000          3/1/2014            200,000          188,000
American Casino & Entertainment Properties LLC                      7.850          2/1/2012             70,000           73,500
Amerigas Partners LP/Amerigas Eagle Finance Corp.                   8.875         5/20/2011            200,000          220,500
Ameristar Casinos, Inc.                                            10.750         2/15/2009            500,000          567,500
Argosy Gaming Co.                                                   7.000         1/15/2014            800,000          825,000
Boise Cascade Corp.                                                 6.500         11/1/2010            110,000          122,650
Carmike Cinemas                                                     7.500         2/15/2014            265,000          268,312
Chumash Casino & Resort Enterprises                                 9.000         7/15/2010            515,000          571,650
Cinemark USA, Inc.                                                  9.000          2/1/2013            135,000          150,862
Domino's, Inc.                                                      8.250          7/1/2011            113,000          122,322
DR Horton, Inc.                                                     8.500         4/15/2012             50,000           56,500
Friendly Ice Cream Corp.                                            8.375         6/15/2012             35,000           33,600
Isle of capri Casinos                                               7.000          3/1/2014            545,000          547,725
John Q Hammons Hotels LP/John Q Hammons Hotels Finance Corp. III    8.875         5/15/2012            350,000          390,250
Keystone Automotive Operation                                       9.750         11/1/2013            105,000          112,875
Mohegan Tribal Gaming 144A                                          7.125         8/15/2014            550,000          576,125
National Waterworks, Inc.                                          10.500         12/1/2012             90,000          102,150
Norcraft Co LP                                                      9.000         11/1/2011             50,000           54,500
Pinnacle Entertainment, Inc.                                        8.750         10/1/2013            170,000          174,250
Rite Aid Corp.                                                     12.500         9/15/2006            570,000          646,950
Rite Aid Corp.                                                      8.125          5/1/2010            310,000          325,500
Rite Aid Corp.                                                      9.500         2/15/2011            135,000          148,500
Russell Corp.                                                       9.250          5/1/2010            187,000          202,895
Six Flags, Inc.                                                     9.500          2/1/2009            270,000          263,925
Speedway Motorsports, Inc.                                          6.750          6/1/2013            395,000          411,788


Speedway Motorsports, Inc. 144A                                     6.750          6/1/2013            225,000          234,563
Station Casinos                                                     6.000          4/1/2012            325,000          333,125
True Temper Sports, Inc.                                            8.375         9/15/2011            100,000           93,000
TRW Automotive, Inc.                                                9.375         2/15/2013            277,000          316,473
Turning Stone Casino Resort Enterprise                              9.125        12/15/2010            250,000          270,000
                                                                                                                      ---------
                                                                                                                      8,649,390
                                                                                                                      ---------
Consumer Non-cyclical - 7.1%
Altria Group, Inc.                                                  7.000         11/4/2013            135,000          140,854
Chattem, Inc.                                                       4.790          3/1/2010             75,000           76,500
Chattem, Inc.                                                       7.000          3/1/2014            215,000          218,762
Constellation Brands, Inc.                                          8.000         2/15/2008            130,000          143,162
Corn Products International, Inc.                                   8.250         7/15/2007            145,000          159,862
Corrections Corp Of America                                         7.500          5/1/2011             60,000           63,375
Del Monte Corp.                                                     8.625        12/15/2012            505,000          561,813
Elizabeth Arden, Inc.                                               7.750         1/15/2014             55,000           57,750
HCA, Inc.                                                           8.850          1/1/2007            175,000          191,984
Ingles Markets, Inc.                                                8.875         12/1/2011            150,000          161,625
Kinetic Concepts, Inc.                                              7.375         5/15/2013             94,000           98,700
Marsh Supermarkets, Inc.                                            8.875          8/1/2007             95,000           95,950
Medex, Inc.                                                         8.875         5/15/2013             35,000           38,150
Neighborcare, Inc.                                                  6.875        11/15/2013             40,000           41,600
Pathmark Stores, Inc.                                               8.750          2/1/2012            270,000          252,450
Pinnacle Foods Holding Corp.                                        8.250         12/1/2013            315,000          296,888
RJ Reynolds Tobacco Holdings, Inc.                                  7.750         5/15/2006            135,000          140,400
Scotts Co.                                                          6.625        11/15/2013             85,000           89,356
Smithfield Foods, Inc.                                              7.750         5/15/2013            160,000          173,600
Standard Commerical Corp.                                           8.000         4/15/2012             75,000           76,875
Stater Brothers Holdings 144A                                       5.380         6/15/2010            200,000          203,000
Stater Brothers Holdings 144A                                       8.125         6/15/2012            595,000          623,263
                                                                                                                      ---------
                                                                                                                      3,905,919
                                                                                                                      ---------
Diversified - 0.9%
Leucadia National Corp.                                             7.000         8/15/2013            370,000          368,150
Leucadia National Corp.                                             3.750         4/15/2014            125,000          134,375
                                                                                                                      ---------
                                                                                                                        502,525
                                                                                                                      ---------
Energy - 11.4%
ANR Pipeline Co.                                                    7.375         2/15/2024            225,000          227,250
ANR Pipeline Co.                                                    7.000          6/1/2025             35,000           35,787
Chesapeake Energy Corp.                                             8.125          4/1/2011            275,000          301,125
Citgo Petroleum Corp.                                              11.375          2/1/2011            410,000          482,775
Dynegy Holdings, Inc.                                               9.875         7/15/2010            485,000          548,050
El Paso Natural Gas Co.                                             8.625         1/15/2022            275,000          302,500
El Paso Natural Gas Co.                                             8.375         6/15/2032            140,000          147,700
El Paso Production Holding Co.                                      7.750          6/1/2013            160,000          160,400
Enterprie Products Oper 144A                                        4.625        10/15/2009            480,000          483,986
Frontier Oil Corp. 144A                                             6.625         10/1/2011            100,000          101,250
Houston Exploration Co.                                             7.000         6/15/2013            150,000          157,125
Newfield Exploration Co.                                            8.375         8/15/2012            170,000          191,250
Newfield Exploration Co.                                            6.625          9/1/2014            180,000          187,650
Northwest Pipeline Corp.                                            6.625         12/1/2007            525,000          558,469


Peabody Energy Corp.                                                6.875         3/15/2013            125,000          135,000
Pogo Producing Co.                                                  8.250         4/15/2011             55,000           60,500
Premcor Refining Group, Inc.                                        9.500          2/1/2013            195,000          229,613
Southern Natural Gas Co.                                            8.875         3/15/2010             50,000           56,250
Southern Natural Gas Co.                                            7.350         2/15/2031            350,000          345,625
Tennessee Gas Pipeline Co.                                          8.375         6/15/2032            175,000          187,250
Tesoro Petroleum Corp.                                              8.000         4/15/2008             65,000           70,200
Transcontinental Gas Pipe Line Corp.                                8.875         7/15/2012            325,000          395,281
Williams Cos, Inc.                                                  7.125          9/1/2011            225,000          246,938
Williams Cos, Inc.                                                  7.875          9/1/2021            475,000          527,250
Williams Cos, Inc.                                                  7.750         6/15/2031            115,000          116,725
                                                                                                                      ---------
                                                                                                                      6,255,949
                                                                                                                      ---------
Financial - 5.7%
Alamosa Delaware, Inc.                                              8.500         1/31/2012            160,000          162,000
Arch Western Finance LLC                                            6.750          7/1/2013             80,000           86,000
BF Saul Reit                                                        7.500          3/1/2014            300,000          306,000
Chevy Chase Bank FSB                                                6.875         12/1/2013            795,000          802,950
Consolidated Comm Holdings                                          9.750          4/1/2012            245,000          251,125
Couche-Tard                                                         7.500        12/15/2013            100,000          106,500
Felcor Lodging LP                                                   9.500         9/15/2008             13,000           13,650
Felcor Lodging LP 144A                                              5.840          6/1/2011            160,000          161,600
Host Marriott LP                                                    8.375         2/15/2006            115,000          121,325
Host Marriott LP                                                    3.250         4/15/2024            130,000          134,388
KRATON Polymers LLC/Capital Corp.                                   8.125         1/15/2014             20,000           19,600
Meristar Hospitality Corp.                                          9.000         1/15/2008            275,000          287,375
Meristar Hospitality Corp.                                          9.500          4/1/2010            175,000          197,531
Meristar Hospitality Operationg Partnership                        10.500         6/15/2009            190,000          208,050
LP/Meristar Hospitality Finance Corp.                               9.625          2/1/2006            400,000          260,000
                                                                                                                      ---------
PX Escrow Corp.                                                                                                       3,118,094
                                                                                                                      ---------
Industrial - 9.0%
Alliant Techsystems, Inc.                                           8.500         5/15/2011            105,000          114,450
Alliant Techsystems, Inc.                                           2.750         2/15/2024             45,000           46,012
Allied Waste North America                                          8.875          4/1/2008            275,000          298,375
Allied Waste North America                                          8.500         12/1/2008            150,000          162,750
Allied Waste North America                                          7.875         4/15/2013            215,000          226,825
Ball Corp.                                                          6.875        12/15/2012             30,000           31,950
Berry Plastics                                                     10.750         7/15/2012             70,000           79,100
Browning-Ferris Industries                                          9.250          5/1/2021            110,000          118,250
Communications & Power Industries, Inc.                             8.000          2/1/2012             35,000           36,575
Crown Cork & Seal Co, Inc.                                          8.000         4/15/2023            270,000          251,100
Crown Cork & Seal Co, Inc.                                          7.375        12/15/2026            720,000          640,800
Esterline Technologies Corp.                                        7.750         6/15/2013            120,000          128,400
Fisher Scientific International 144A                                6.750         8/15/2014            220,000          231,000
K&F Industries, Inc.                                                9.625        12/15/2010             65,000           72,313
Kansas City Southern                                                0.000          1/0/1900                290          168,200
L-3 Communications Corp.                                            6.125         7/15/2013            250,000          253,125
Owens-Brockway                                                      7.750         5/15/2011            155,000          165,075
Owens-Illinois, Inc.                                                7.500         5/15/2010            290,000          296,525


Silgan Holdings, Inc.                                               6.750        11/15/2013            110,000          112,200
Solo Cup Co.                                                        8.500         2/15/2014             70,000           68,950
SPX Corp.                                                           6.250         6/15/2011             80,000           78,000
SPX Corp.                                                           7.500          1/1/2013            175,000          177,844
Stone Container Corp.                                               8.375          7/1/2012            335,000          369,337
TExas Industries, Inc.                                             10.250         6/15/2011            235,000          270,250
Trinity Industries LE                                               6.500         3/15/2014            595,000          586,075
                                                                                                                      ---------
                                                                                                                      4,983,481
                                                                                                                      ---------
Technology - 1.5%
Freescale Semiconductor 144A                                        4.820         7/15/2009            170,000          174,250
Freescale Semiconductor                                             6.875         7/15/2011            630,000          655,200
                                                                                                                      ---------
                                                                                                                        829,450
                                                                                                                      ---------
Utilities - 6.7%
AES Corp.                                                           8.500         11/1/2007            135,000          138,375
AES Corp.                                                           8.875         2/15/2011            100,000          111,250
AES Corp.                                                           8.750         5/15/2013            635,000          715,962
AES Corp. 144A                                                     10.000         7/15/2005            313,703          318,409
CMS Energy Corp.                                                    9.875        10/15/2007            400,000          444,500
CMS Energy Corp.                                                    7.750          8/1/2010            150,000          158,625
CMS Energy Corp.                                                    8.500         4/15/2011             95,000          103,550
DPL, Inc.                                                           6.875          9/1/2011            330,000          349,800
FPL Energy Wind Funding LLC                                         6.876         6/27/2017            132,440          131,778
Ipalco Enterprises, Inc.                                            7.375        11/14/2008            310,000          345,650
Monongahela Power                                                   6.700         6/15/2014            110,000          119,211
MSW Energy Holdings                                                 7.375          9/1/2010            325,000          341,250
Nevada Power Co.                                                    6.500         4/15/2012            135,000          139,388
NRG Energy, Inc.                                                    8.000        12/15/2013            125,000          133,906
Reliant Energy, Inc.                                                9.250         7/15/2010             80,000           85,900
TECO Energy, Inc.                                                   7.500         6/15/2010             70,000           75,600
                                                                                                                     ----------
                                                                                                                      3,713,154
                                                                                                                     ----------
Total Corporate Bonds (Cost $ 41,433,981)                                                                            43,664,897
                                                                                                                     ----------
Sovereign Bonds - 2.3%
Dominican Republic                                                  9.500         9/27/2006             60,000           50,700
Dominican Republic                                                  9.500         9/27/2006             10,000            8,450
Republic of Argentina                                              12.250         6/19/2018             53,063           15,653
Republic of Argentina                                               6.000         3/31/2023             65,000           34,125
Republic of Argentina                                              12.000         6/19/2031            153,700           45,111
Republic of Brazil                                                  7.309         6/29/2009             95,000          103,835
Republic of Brazil                                                 14.500        10/15/2009             45,000           58,050
Republic of Brazil                                                 11.000         8/17/2040             70,000           78,470
Republic of Colombia                                                9.750         4/23/2009             25,000           28,063
Republic of Colombia                                                8.250        12/22/2014             10,000            9,825
Republic of Columbia                                                8.125         5/21/2024             35,000           31,587
Republic of Ecuador                                                 7.000         8/15/2030            100,000           81,500
Republic of El Salvador                                             8.250         4/10/2032             35,000           34,825
Republic of Peru                                                    4.500          3/7/2017             25,000           22,000


Republic of Peru                                                    5.000         3/7/2017              59,150           53,826
Republic of Philippines                                             8.375        2/15/2011              27,000           27,338
Republic of Philippines                                            10.625        3/16/2025              20,000           21,350
Republic of Turkey                                                 11.750        6/15/2010              10,000           12,375
Republic of Turkey                                                  9.000        6/30/2011              75,000           83,250
Republic of Turkey                                                 11.500        1/23/2012              20,000           24,900
Republic of Turkey                                                 11.875        1/15/2030               5,000            6,900
Republic of Uruguay                                                 7.500        3/15/2015              88,000           77,880
Republic of Venezuela                                               5.375         8/7/2010              75,000           67,575
Republic of Venezuela                                               3.090        4/20/2011              40,000           34,300
Republic of Venezuela                                               8.500        10/8/2014              30,000           29,340
Republic of Venezuela                                               9.250        9/15/2027              30,000           29,565
Russian Federation                                                  5.000        3/31/2030              85,000           81,706
Ukraine Government                                                  5.330         8/5/2009             100,000          101,708
                                                                                                                      ---------
Total Sovereign Bonds (Cost $1,191,077)                                                                               1,254,207
                                                                                                                      ---------
Yankee Bonds - 7.8%
AES Gener SA                                                        7.500        3/25/2014             325,000          326,625
Banco Nacional de Desenvolvimento Economic                          9.622        6/16/2008              45,000           46,125
BCP Caylux Holdings Luxembourg SCA                                  9.625        6/15/2014             260,000          280,800
Bombardier, Inc. 144A                                               6.300         5/1/2014             150,000          129,546
Crown European Holdings SA                                          9.500         3/1/2011             400,000          446,000
GT Group Telecom, Inc.                                              0.000         2/1/2010             925,000               92
INVISTA                                                             9.250         5/1/2012             160,000          170,800
Jean Coutu Group Pjc, Inc. 144A                                     7.625         8/1/2012              75,000           76,312
JSG Funding PLC                                                     9.625        10/1/2012             150,000          169,500
Norampac, Inc.                                                      6.750         6/1/2013              80,000           83,400
Nova Chemicals Corp.                                                6.500        1/15/2012              70,000           72,275
Petroleum Geo-Services ASA                                         10.000        11/5/2010             260,000          294,450
Quebecor Media, Inc.                                               11.125        7/15/2011             150,000          173,250
Royal Caribbean Cruises                                             8.000        5/15/2010             150,000          168,938
Royal Caribbean Cruises Ltd.                                        8.750         2/2/2011           1,000,000        1,167,500
Royal Caribbean Cruises Ltd.                                        0.000        5/18/2021              50,000           35,063
Russel Metals, Inc.                                                 6.375         3/1/2014              70,000           70,000
Salomon Brothers AF for OAO Siberian Oil Co.                       10.750        1/15/2009              40,000           42,500
Stena AB                                                            9.625        12/1/2012              70,000           78,137
Stena AB                                                            7.500        11/1/2013              70,000           70,088
Telenet Group Holding NV                                            0.000        6/15/2014             210,000          154,350
Tembec Industries, Inc.                                             7.750        3/15/2012             240,000          241,200
                                                                                                                      ---------
Total Yankee Bonds (Cost $6,834,339)                                                                                  4,296,951
                                                                                                                      ---------

Non-Agency - 0.9%
Pass Thru Securities - 0.9%
Continental Airlines, Inc. 1999-1 B                                 6.795        8/2/2018               83,824           67,123
Continental Airlines, Inc. 2000-2                                   8.307        4/2/2018              359,769          294,202
Northwest Airlines. Inc. 1999-2 C                                   8.304        9/1/2010              202,975          157,633
                                                                                                                      ---------
Total Non-Agency (Cost $ 488,986)                                                                                       518,958
                                                                                                                      ---------


Foreign Denominated - 4.8%
Euro - 4.7%
Culligan Finance Group                                              8.000        10/1/2014     EUR     150,000          190,240
Eircom Funding                                                      8.250        8/15/2013             255,000          345,603
MTU Aero Engines 144A                                               8.250         4/1/2014              85,000          109,917
NTL Cable Plc 144A                                                  8.750        4/15/2014             350,000          441,718
Remy Cointreau S.A.                                                 6.500         7/1/2010              60,000           77,961
Teksid Aluminum SpA                                                11.375        7/15/2011             175,000          189,290
Telenet Communications NV                                           9.000       12/15/2013             495,000          647,796
Valentia Telecommunications Ltd                                     7.250        8/15/2013             430,000          569,415
                                                                                                                    -----------
                                                                                                                      2,571,940
                                                                                                                    -----------
France - 0.1%
Ivory Coast FLIRB *                                                 2.000        3/29/2018     FRF   1,000,000           31,883
                                                                                                                    -----------
Total Foreign Denominated (Cost $ 2,434,040)                                                                          2,603,823
                                                                                                                    -----------
Total Bonds And Notes ( Cost $5,2577,717)                                                                            52,562,137
                                                                                                                    -----------
Common Stock - 0.1%                                                                                     Shares
                                                                                                        ------
MCI, Inc.                                                                                                2,811           47,084
                                                                                                                    -----------
Total Common Stock (Cost $ 0)                                                                                            47,084
                                                                                                                    -----------
Preferred Stock - 2.6%
Convertible Preferred Stocks - 2.6%
Ford Motor Co. Capital Trust II 6.50% CVT Pfd                                                            2,000          104,560
General Motors Corp. Series C 6.25% CVT Pfd                                                              2,300           64,745
Kansas City Southern Railway 4.25% 144A CVT Pfd                                                        250,000          255,625
Omnicare, Inc. 4.00% CVT Pfd                                                                             1,000           47,375
Sovereign Capital Trust IV 4.375% CVT Pfd                                                               16,500          798,188
Tyco International Group SA 3.125% 144A CVT Pfd                                                        120,000          179,700
                                                                                                                    -----------
Total Convertible Preferred Stocks (Cost $ 1,387,779)                                                                 1,450,193
                                                                                                                    -----------
Warrants - 0.0%
Communications - 0.0%
GT Group Telecom, Inc., 02/01/2010  *                                                                      925                9
McLeodUSA, Inc., 04/16/2007 *                                                                            3,379              372
                                                                                                                    -----------
Total Warrants (Cost $ 60,043)                                                                                              381
                                                                                                                    -----------

Short-Term Investments - 0.5%
Investment Companies - 0.5%
Dreyfus Institutional Preferred Plus +                              1.690        10/1/2004     USD     264,952          264,952
                                                                                                                    -----------
Total Short- Term Investments (Cost$264,952)                                                                            264,952
                                                                                                                    -----------
Total Investments -  98.6% (Cost $52,117,894)                                                                      $ 54,324,747

Other Assets, Less Liabilities - 1.4%                                                                                   756,729

NET ASSETS - 100.0%                                                                                                $ 55,081,476
                                                                                                                    ===========

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
CVT-Convertible
Eur-Euro
FLIRB-Front Loaded Interest Reduction Bond
FRF-French Franc
PDI-Past Due Interest Bonds
REIT-Real Estate Investment Trust
Step Up- Coupon rate increases in increments to maturity.
Rate disclosed is as of September 30, 2004. Maturity date disclosed is the USD-United States Dollar
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(b) Variable Rate Security; rate indicated is as if 9/30/2004.
ultimate maturity.
~ Defaulted security.
* Non-income producing security.
+Affiliated fund that is available only to investment companies and other accounts managed by Standish Mellon. The effective yield is 1.00. A complete listing of the fund's holdings as of its most recent fiscal year end is available.

Forward Foreign Currency Exchange Contracts:


                                                                  Local
                                                                Principal
Contracts to Deliver                                              Amount
-------------------------------------------------------------------------------
Euro                                                            2,739,000



Swap Contracts:


                                                                Expiration
Notional Amount                                                    Date
-------------------------------------------------------------------------------
510,000                                                          6/20/2009

510,000 USD                                                      6/20/2009


Total Net Unrealized Appreciation on Swaps:


                                                                Percentage
                                                                  of Net
Top Ten Countries                                                 Assets
-------------------------------------------------------------------------------
United States                                                      83.8%
Liberia                                                             2.5%
IRELAND                                                             2.0%
CANADA                                                              1.5%
Belgium                                                             1.5%
FRANCE                                                              1.0%
United Kingdom                                                      0.8%
Luxemburg                                                           0.8%
Chile                                                               0.6%
NORWAY                                                              0.5%


                                                                 Percentage
                                                                   of Net
Industry Sector                                                    Assets
-------------------------------------------------------------------------------
Consumer Cyclical                                                  19.9%
Communcations                                                      16.0%
Energy                                                             12.0%
Industrial                                                         11.1%
Financial                                                           9.3%
Basic Materials                                                     8.6%
Consumer Noncyclical                                                7.7%
Utilites                                                            7.6%
Foreign Government                                                  2.3%
Diversified                                                         2.1%
Technology                                                          1.5%
Short Term Investments                                              0.5%
                                                                --------
                                                                   98.6%

Mellon Institutional Funds Master Portfolio
Standish Mellon Short-Term Asset Reserve Portfolio
Schedule of Investments - September  30, 2004


Security                                                            Rate           Maturity         Par Value             Value
------------------------------------------------------------------------------------------------------------------------------------
Bonds and Notes - 93.9%
Asset Backed - 22.1%
American Express Master Trust 2001-1 A(a)                          1.850           9/15/2005       $ 680,000          $ 680,003.00
American Express Master Trust 2002-1 A(a)                          1.830          12/15/2005       2,735,000          2,735,907.00
BMW Vehicle Owner Trust 2002-A A3                                  3.800           5/25/2006         373,575            374,355.00
Capital Auto Receivables Asset Trust 2002-2 A3                     3.820           7/15/2005         296,815            297,116.00
Chase Funding Mortgage Loan Asset Backed 2003-3 2A2(a)             2.203           4/25/2033       1,584,714          1,589,609.00
Chase Manhattan Auto Owner TRust 2002-A A3                         3.490           3/15/2006          11,482             11,491.00
Chase Manhattan Auto Owner Trust 2002-B A3                         3.580           5/15/2006         281,248            281,831.00
Chase Manhattan Auto Owner Trust 2003-B A4                         2.570           2/16/2010       1,000,000            988,551.00
Citibank Credit Card Issuance Trust 2004-A1 A1                     2.550           1/20/2009       1,250,000          1,236,374.00
Discover Card Master Trust I 2000-5 A(a)                           1.940          11/15/2007         725,000            725,797.00
Ford Credit Auto Owner Trust 2002-A A3B                            1.990           1/15/2006         274,840            274,867.00
GE Dealer Floorplan Master Note Trust 2004-1 (a)                   1.861           7/20/2008         400,000            400,187.00
Honda Auto Receivables Owner Trust 2002-1 A3                       3.500          10/17/2005         157,848            157,982.00
M & I Auto Loan Trust 2003-1 A4                                    2.970           4/20/2009         700,000            697,688.00
Option One Mortgage Loan Trust 2004-1                              2.130           1/25/2034         324,909            324,908.00
Option One Mortgage Loan Trust 2004-3 A2 (a)                       1.983          11/25/2034         450,000            450,000.00
Residential Asset Securities Corp. 1998 KS3 A16(a)                 2.433          10/25/2029         539,960            543,009.00
SLM Student Loan Trust 2002-4 A2                                   1.910          12/15/2009         226,853            226,889.00
Slm Student Loan Trust 2004-9 A2 (a)                               2.000           1/25/2009       1,000,000            999,531.00
Toyota Auto Receivables Owner Trust 2002-A A3(a)                   1.930           1/16/2006          51,374             51,374.00
Toyota Auto Receivables Owner Trust 2003-B A3(a)                   1.790           8/15/2007       2,000,000          2,000,531.00
World Financial Network Credit Card Master 2004-B A (a)            1.928           7/15/2010       1,000,000            999,375.00
                                                                                                             ----------------------
Total Asset Backed (Cost $16,078,601)                                                                                   16,047,375
                                                                                                             ----------------------

Collateralized Mortgage Obligations - 1.5%
FHLMC Structured Pass Thru Sec                                     2.614           7/15/2011         690,281            689,326.00
Lehman Brothers                                                    2.000          10/15/2017         399,853            399,839.00
                                                                                                             ----------------------
Total Collateralized Mortgage Obligations (Cost $1,087,977)                                                              1,089,165
                                                                                                             ----------------------

Corporate - 54.1 %
Communications - 2.9%
Verizon Wireless Capital LLC                                       1.810           5/23/2005       1,000,000            999,492.00
Viacom, Inc.                                                       5.625            5/1/2007       1,000,000          1,057,785.00
                                                                                                             ----------------------
                                                                                                                      2,057,277.00
                                                                                                             ----------------------
Consumer Noncyclical - 5.8%
Coca-Cola Enterprises                                              2.500           9/15/2006       1,559,000          1,544,571.00
General Mills, Inc.                                                2.625          10/24/2006       2,000,000          1,971,082.00
Unitedhealth Group, Inc.                                           3.375           8/15/2007         700,000            700,936.00
                                                                                                             ----------------------
                                                                                                                         4,216,589
                                                                                                             ----------------------
Financial - 44.0%
Allstate Corp. Senior Notes                                        7.875            5/1/2005       1,500,000          1,546,266.00
Bear Stearns Co., Inc. MTN(a)                                      2.100           9/15/2006       2,000,000          2,000,476.00
CIT Group, Inc. Senior Notes(a)                                    2.319           9/22/2006       1,550,000          1,557,570.00
CIT Group, Inc.                                                    2.130           6/19/2006         500,000            501,045.00


Citigroup Global Markets Holdings, Inc.                            1.960            6/6/2006       2,000,000          2,003,048.00
Countrywide Home Loans, Inc.                                       1.870           2/17/2006         700,000            699,957.00
Credit Agricole Indosuez(a)                                        1.808           2/28/2005       2,000,000          1,999,824.00
CS First Boston (USA), Inc. Notes MTN(a)                           2.190           6/19/2006       2,000,000          2,007,242.00
John Deere Capital Corp.                                           1.950           3/16/2006         500,000            500,102.00
Genworh Financial, Inc.                                            2.030           6/15/2007       1,000,000          1,000,788.00
HSBC Bank USA                                                      1.980           9/21/2007       1,500,000          1,498,515.00
JP Morgan Chase & Co.                                              2.000          12/12/2006         850,000            851,680.00
Merrill Lynch & Co.                                                1.950            2/6/2009       1,000,000            999,307.00
Morgan Stanley Dean Witter                                         7.750           6/15/2005       2,000,000          2,074,084.00
Morgan Stanley                                                     5.800            4/1/2007         935,000            992,258.00
Morgan Stanley Dean Witter Senior Notes(a)                         2.100           1/31/2006         620,000            622,769.00
Nationial City Bank of Indiana(a)                                  1.960           9/16/2005         440,000            440,361.00
National City Bank Of Indiana                                      2.375           8/15/2006         700,000            694,067.00
Nationwide Life Global Fund 144A (a)                               2.060           9/28/2007       1,000,000            999,001.00
SLM Corp. Notes MTN(a)                                             2.300           1/13/2006         700,000            701,644.00
Textron Financial Corp. MTN                                        2.690           10/3/2006         500,000            496,218.00
US Bank NA Senior Notes(a)                                         2.074           6/14/2005         570,000            570,752.00
US Bancorp Notes MTN                                               2.625           3/15/2006         500,000            499,606.00
Wachovia Corp.                                                     2.000           7/20/2007       1,000,000            999,393.00
Washington Mutual, Inc.(a)                                         2.450           11/3/2005       2,000,000          2,003,038.00
Wells Fargo Financial Senior Notes(a)                              1.970           9/12/2005       2,700,000          2,702,662.00
Zions Bancorporation                                               2.700            5/1/2006       1,000,000            996,525.00
                                                                                                             ----------------------
                                                                                                                        31,958,198
                                                                                                             ----------------------

Technology - 1.4%
First Data Corp.                                                   4.700           11/1/2006       1,000,000          1,035,617.00
                                                                                                             ----------------------
                                                                                                             ----------------------
Total Corporate (Cost $39,294,226)                                                                                      39,267,681
                                                                                                             ----------------------


Yankee Bonds - 15.9%
Gracechurch Card Funding PLC 4 A                                   1.810           6/15/2006       2,000,000          2,001,294.00
HBOS Treasury Services PLC                                         2.140           1/12/2007       1,500,000          1,502,191.00
Diageo Capital PLC                                                 6.125           8/15/2005       2,000,000          2,061,864.00
Nationwide Building Society 144A Senior Notes(a)                   2.205           7/21/2006       2,000,000          2,003,342.00
Mound Financing PLC 3A A1-1(a)                                     1.850            2/8/2008       2,500,000          2,515,625.00
Permanent Financing PLC 3A(a)                                      1.988           6/10/2007       1,490,000          1,490,948.00
                                                                                                             ----------------------
Total Yankee Bonds (Cost $11,532,333)                                                                                   11,575,264
                                                                                                             ----------------------


U.S. Government Agency - 0.3%
Pass Thru Securities - 0.3%
FHLMC Discount Note+                                               1.600          11/10/2004         200,000            199,644.00
                                                                                                             ----------------------
Total U.S. Government Agency (Cost $199,644)                                                                               199,644
                                                                                                             ----------------------
                                                                                                             ----------------------
Total Bonds And Notes (Cost $68,192,781)                                                                                68,179,129
                                                                                                             ----------------------

Short Term Investments - 7.9 %
Commerical Paper - 7.9%
Ciesco Lp +                                                        1.880           10/1/2004       3,000,000          3,000,000.00


UBS Finance +                                                      1.880           10/1/2004       2,717,000          2,717,000.00
                                                                                                             ----------------------
Total Short Term Investments - (Cost $5,717,000)                                                                      5,717,000.00
                                                                                                             ----------------------


Total Investments - 101.8 % (Cost $73,909,781)                                                                        $ 73,896,129

Other Assets, Less Liabilities - (1.8%)                                                                                 (1,271,036)
                                                                                                             ----------------------

NET ASSETS - 100.0%                                                                                                   $ 72,625,093
                                                                                                             ======================



FHLMC-Federal Home Loan Mortgage Company
MTC-Medium Term Notes
(a) Variable Rate Security; rate indicated as of 9/30/04. + Rate noted is yield to maturity


Futures Contracts:


Contract                                    Position        Expiration Date    Underlying Face Amount    Unrealizede(Gain/(Loss)
--------------------------------------------------------------------------------------------------------------------------------
Euro Bond (45 Contracts)                      Long             3/14/2005              10,962,000              $ 43,951
Euro Bond (40 Contracts)                      Long             6/13/2005               9,722,000                (9,036)
Euro Bond  (40 Contracts)                     Long            12/13/2004               9,769,500                19,360
                                                                                ---------------------------------------
                                                                                      30,453,500              $ 54,275
                                                                                =======================================

Item 2 -- Controls and Procedures.
         (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

         (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

         Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   MELLON INSTITUTIONAL FUNDS
                                   MASTER PORTFOLIO

                                   By:   /s/ Steven M. Anderson
                                         ------------------------
                                         Steven M. Anderson
                                         Treasurer

                                   Date: November 29, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                   By:    /s/ Steven M. Anderson
                                          ----------------------
                                           Steven M. Anderson
                                           Treasurer

                                   Date:  November 29, 2004


                                   By:    /s/ Patrick J. Sheppard
                                          --------------------------
                                           Patrick J. Sheppard
                                           President

                                   Date:  November 29, 2004